                           As filed with the Securities and Exchange Commission
                               on March 24, 1998.  File No. 33-________________


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

/ /   Pre-Effective Amendment No.            / /   Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                             THE MUNDER FUNDS, INC.
               --------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                                 (248) 647-9201
       ------------------------------------------------------------------

                        (Area Code and Telephone Number)

                     480 Pierce Street, Birmingham, MI 48009
       ------------------------------------------------------------------

                (Address of Principal Executive Offices:  Number,
                         Street, City, State, Zip Code)

                     (Name and Address of Agent for Service)

                                Cynthia Surprise
                      Vice President and Associate Counsel
                       State Street Bank and Trust Company
                            1776 Heritage Drive, AFB4
                        North Quincy, Massachusetts 02171


          Lisa Anne Rosen, Esq.                    Paul Roye, Esq.
        Munder Capital Management              Dechert Price & Rhoads
          480 Pierce Street                     1775 Eye Street, N.W.
         Birmingham, MI 48009                  Washington, D.C. 20006


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on April 23, 1998 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                                THE MUNDER FUNDS, INC.

                                Cross Reference Sheet
               Pursuant to Rule 481(a) Under the Securities Act of 1933


                                                Prospectus/Proxy
Form  N-14 Item No.                             Statement Caption
-------------------                             -----------------

 Part A
 ------
 Item 1.          Beginning  of  Registration   Cover Page
                  Statement and Outside Front
                  Cover Page of Prospectus

 Item 2.          Beginning and Outside Back    Cover Page
                  Cover Page of Prospectus

 Item  3.         Synopsis Information and      Summary
                  Risk Factors


 Item 4.          Information About the         Letter to Shareholders; Common
                  Transaction                   Questions and Answers About the
                                                Proposed Reorganization;
                                                Summary; Reasons for the
                                                Reorganization; Information
                                                About the Reorganization

 Item 5.          Information About the         Letter to Shareholders; Common
                  Registrant                    Questions and Answers About the
                                                Proposed Reorganization;
                                                Summary; Comparison of
                                                Investment Objectives and
                                                Policies; Information about
                                                Management of the Munder Growth
                                                Fund and the Fund; Additional
                                                Information About the Munder
                                                Growth Fund and the Fund; see
                                                also the Prospectus dated
                                                October 29, 1997, previously
                                                filed on EDGAR, Accession No.
                                                0000927405-97-000431


 Item 6.          Information About the         Summary; Comparison of
                  Company Being Acquired        Investment Objectives and
                                                Policies; Information about
                                                Management of the Munder Growth
                                                Fund and the Fund; Additional
                                                Information About the Munder
                                                Growth Fund and the Fund; see
                                                also the Prospectus dated
                                                October 29, 1997, previously
                                                filed on EDGAR, Accession No.
                                                0000927405-97-000431

 Item 7.          Voting Information            Voting Information


                                          ii

 Item  8.         Interest of Certain Persons   Financial Statements and
                  and Experts                   Experts

 Item 9.          Additional Information        Not Applicable
                  Required for Reoffering
                  by Persons Deemed to be
                  Underwriters


                                         iii


Part B                                          Statement of Additional
------                                          Information Caption
                                                -------------------
 Item 10.         Cover Page                    Cover Page


 Item 11.         Table of Contents             Not Applicable

 Item 12.         Additional Information        Statement of Additional
                  About the Registrant          Information of The Munder Funds
                                                dated October 29, 19971


 Item 13.         Additional Information        Statement of Additional
                  About the Company Being       Information of The Munder Funds
                  Acquired                      dated October 29, 19971

 Item 14.         Financial Statements          Annual Report of The  Munder
                                                Funds (Class A, B, C and Y) for
                                                fiscal year ended June 30, 1997

                                                Annual Report of The Munder
                                                Funds (Class K) for fiscal year
                                                ended June 30, 1997

                                                Semi-Annual Report of The
                                                Munder Funds (Class A, B, C,
                                                and Y) for  period  ended
                                                December 31, 1997

                                                Semi-Annual Report of The
                                                Munder Funds (Class K) for
                                                period ended December 31, 1997

                                                Pro Forma Financial Statements
                                                as of December 31, 1997


Part C
------

Item 15.       Indemnification

Item 16.       Exhibits

Item 17.       Undertakings

--------------
(1) Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A dated October 29, 1997 (File No. 33-54748).

                         - MUNDER ACCELERATING GROWTH FUND

                                 480 PIERCE STREET
                            BIRMINGHAM, MICHIGAN  48009

                                   April __, 1998

Dear Shareholder:

     The Board of Trustees of The Munder Funds Trust has recently reviewed and unanimously endorsed a proposal for the reorganization of the Munder Accelerating Growth Fund (the "Fund") which they judge to be in the best interests of the Fund's shareholders. This proposal calls for the acquisition of the assets of the Fund by the Munder Multi-Season Growth Fund ("Munder Growth Fund"), which has investment objectives and policies similar to those of the Fund in exchange for shares of the Munder Growth Fund, followed by the complete liquidation of the Fund.

     We have therefore called a Special Meeting of Shareholders to be held at 480 Pierce Street, Birmingham, Michigan 48009 on May __, 1998 to consider this transaction. WE STRONGLY INVITE YOUR PARTICIPATION BY ASKING YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE.

     As a result of this transaction, the Fund would be combined with Munder Growth Fund and you would become a shareholder of Munder Growth Fund, receiving shares of Munder Growth Fund having an aggregate net asset value equal to the aggregate net asset value of your investment in the Fund. No sales charge will be imposed in the transaction and the closing of the transaction will be conditioned upon receiving an opinion of counsel to the effect that the proposed transaction will qualify as a tax-free reorganization for federal income tax purposes.

     Munder Growth Fund, like the Fund, seeks long-term capital appreciation. The Fund and Munder Growth Fund have a common investment adviser (Munder Capital Management), a common administrator (State Street Bank and Trust Company) and a common distributor (Funds Distributor, Inc.).

     Detailed information about the proposed transaction and the reasons for it are contained in the enclosed materials. Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN MAY __, 1998.

     NOTE: You may receive more than one proxy package if you hold Fund shares in more than one account. You must return separate proxy cards for separate holdings. We have provided postage-paid return envelopes for each, which require no postage if mailed in the United States.


                                   Sincerely,

                                   Lee P. Munder
                                   President

                                THE MUNDER FUNDS TRUST

                           MUNDER ACCELERATING GROWTH FUND

                                  480 PIERCE STREET
                             BIRMINGHAM, MICHIGAN  48009


                      NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                              TO BE HELD ON MAY __, 1998

To the shareholders of
     Munder Accelerating Growth Fund
     of The Munder Funds Trust:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of The Munder Accelerating Growth Fund (the "Fund") of The Munder Funds Trust, will be held at 480 Pierce Street, Birmingham, Michigan 48009 [ON MAY __, 1998], for the following purposes:

     1. To consider and vote on approval of an Agreement and Plan of Reorganization providing for the acquisition of all or substantially all of the assets of the Fund by the Munder Multi-Season Growth Fund ("Munder Growth Fund"), a series of The Munder Funds, Inc., in exchange for shares of Munder Growth Fund and assumption of certain identified liabilities of the Fund by Munder Growth Fund, and for the distribution of such shares to shareholders of the Fund in liquidation of the Fund; and

     2. To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

     The Board of Trustees has fixed the close of business on April __, 1998, as the Record Date for determination of shareholders entitled to notice of, and to vote at, the meeting.

     EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

                                   By Order of the Board of Trustees

                                   Lisa A. Rosen
                                   Secretary

                   PROSPECTUS/PROXY STATEMENT DATED APRIL __, 1998

                             ACQUISITION OF THE ASSETS OF

                         THE MUNDER ACCELERATING GROWTH FUND

                                  480 PIERCE STREET
                             BIRMINGHAM, MICHIGAN  48009
                                    (800) 239-3334

                               BY AND IN EXCHANGE FOR
                                      SHARES OF

                         THE MUNDER MULTI-SEASON GROWTH FUND

                                  480 PIERCE STREET
                             BIRMINGHAM, MICHIGAN  48009
                                    (800) 239-3334

     This Prospectus/Proxy Statement is being furnished to shareholders of the Munder Accelerating Growth Fund (the "Fund"), a series of The Munder Funds Trust (the "Trust"), in connection with a proposed Agreement and Plan of Reorganization (the "Plan"), which includes the termination of the Fund following the transfer of all or substantially all of the assets of the Fund. The Plan is being submitted to shareholders of the Fund for consideration at a Special Meeting of Shareholders to be held at 480 Pierce Street, Birmingham, Michigan 48009 on May __, 1998 (the "Meeting"). The Plan provides for the acquisition of all or substantially all of the assets of the Fund by the Munder Multi-Season Growth Fund ("Munder Growth Fund"), a series of The Munder Funds, Inc., (the "Company") in exchange for shares of Munder Growth Fund and the assumption by Munder Growth Fund of certain identified liabilities of the Fund. Following this acquisition, the Fund will be terminated, all remaining liabilities of the Fund will be satisfied (whether by payment or the establishment of reasonable reserves for payment) and shares of Munder Growth Fund will be distributed to shareholders of the Fund (these transactions collectively referred to as the "Reorganization").

     As a result of the proposed Reorganization, each shareholder of the Fund will receive that number of shares of Munder Growth Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund. Holders of Class A shares in the Fund will receive Class A shares of Munder Growth Fund, and no sales charge will be imposed on the Class A shares of Munder Growth Fund received by Fund shareholders. Holders of Class B and Class C Shares in the Fund will receive shares of the corresponding class of Munder Growth Fund. Subsequent to the transaction, any contingent deferred sales charge ("CDSC") which is applicable to a shareholder's investment in Class B or Class C shares of the Fund will continue to apply, and, in calculating the applicable CDSC, the period during which a Fund shareholder held Class B or Class C shares of the Fund will be counted. Holders of Class

K shares and Class Y shares of the Fund will receive shares of the corresponding class of Munder Growth Fund without the imposition of any sales charge.

     This transaction is being structured as a tax-free reorganization. See "Information About the Reorganization - Federal Income Tax Consequences." Shareholders should consult their tax advisers to determine the actual impact of the Reorganization in light of their individual tax circumstances.

     Munder Growth Fund is a diversified series of the Company, a registered open-end management investment company. Munder Growth Fund's investment objective is to provide shareholders with long-term capital appreciation. It seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of companies that have demonstrated superior, long-term earnings growth, financial stability, attractive valuation, and relative price momentum. The Fund is a diversified series of the Trust, a registered open-end management investment company. The Fund's primary investment objective is to provide long-term capital appreciation; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities of companies that have demonstrated the potential for accelerated earnings growth, the maintenance of a substantial competitive advantage, a focused management team and a stable balance sheet. While the investment objectives and policies of the Fund and Munder Growth Fund are generally similar, there are certain differences in investment policies, which are described under "Comparison of Investment Objectives and Policies" in this Prospectus/Proxy Statement.

     Munder Capital Management serves as investment adviser for the Munder Growth Fund and the Fund. Munder Capital Management is described in more detail under "Information About Management of Munder Growth Fund and the Fund."

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Munder Growth Fund that a prospective investor should know before investing. A Statement of Additional Information dated April __, 1998, relating to this Prospectus/Proxy Statement and the Reorganization, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information is available upon request and without charge by calling or writing to the Fund at the telephone number or address listed for the Fund on the cover page of this Prospectus/Proxy Statement. The Annual Report for Munder Growth Fund accompanies this Prospectus/Proxy Statement. In addition, the following documents have been filed with the SEC and are incorporated herein by reference: (i) the Prospectus of Munder Growth Fund and the Fund (Class A, Class B, and Class C shares) dated October 29, 1997, the Prospectus for the Munder Growth Fund and the Fund (Class K Shares) dated October 29, 1997, and the Prospectus for the Munder Growth Fund and the Fund (Class Y Shares) dated October 29, 1997.

     Also accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Common Questions and Answers About the Proposed
     Reorganization. . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
Summary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
Reasons for the Reorganization . . . . . . . . . . . . . . . . . . . . . .   20
Information About the Reorganization . . . . . . . . . . . . . . . . . . .   21
Comparison of Investment Objectives and Policies . . . . . . . . . . . . .   25
Comparative Information on Shareholders' Rights. . . . . . . . . . . . . .   30
Information About Management of the Munder
     Growth Fund and the Fund. . . . . . . . . . . . . . . . . . . . . . .   32
Additional Information About the Munder Growth
     Fund and the Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   35
Other Business . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
Voting Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .   36
Financial Statements and Experts . . . . . . . . . . . . . . . . . . . . .   38
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   38
Exhibit A:  Agreement and Plan of Reorganization . . . . . . . . . . . . .  A-1

                           COMMON QUESTIONS AND ANSWERS
                         ABOUT THE PROPOSED REORGANIZATION

Q.  HOW WILL THE REORGANIZATION AFFECT ME?

A. The assets of the Fund will be combined with those of Munder Growth Fund and you will become a shareholder of Munder Growth Fund. You will receive shares of Munder Growth Fund equal in value at the time of issuance to the shares of the Fund that you hold immediately prior to the Reorganization. (Shareholders of Class A shares, Class B shares, Class C shares, Class K shares, and Class Y shares of the Fund will receive Class A shares, Class B shares, Class C shares, Class K shares, and Class Y shares, respectively, of Munder Growth Fund.)

Q.  WHY IS THE REORGANIZATION BEING RECOMMENDED?


A. The primary purposes of the proposed Reorganization are to seek to achieve future economies of scale and eliminate certain costs associated with operating the Fund and Munder Growth Fund separately. These two funds have similar investment objectives and policies, as described in detail below. The Reorganization will result in combining the assets of the funds and consolidating their operations.

    Combining the assets of the funds is intended to provide various benefits to shareholders of the Fund who become shareholders of Munder Growth Fund (as well as to existing and future investors of Munder Growth Fund). For example, higher asset levels should enable Munder Growth Fund to spread fixed and relatively fixed costs, such as accounting, legal, and printing expenses, over a larger asset base, thereby reducing per-share expense levels. (See also next question regarding operating expenses of the funds.) Higher asset levels also should benefit portfolio management by permitting larger individual portfolio investments that may result in reduced transaction costs and/or more favorable pricing and by providing the opportunity for greater portfolio diversity.

Q. HOW WILL THE FEES PAID BY MUNDER GROWTH FUND COMPARE TO THOSE PAYABLE BY THE FUND?

A. The total per share operating expenses of the Munder Growth Fund are higher than those of the Fund. However, Munder Capital Management has agreed to waive its fees and/or reimburse the Munder Growth Fund for expenses until at least June 30, 1999 so that the expense ratio of Munder Growth Fund will not exceed that of the Fund as of its most recent fiscal year ended June 30, 1997. In addition, Munder Capital Management anticipates that the aggregate fees and expenses of Munder Growth Fund will, over time, be reduced due to increased economies of scale resulting from the larger aggregate net asset base of the combined entity.

Q. WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATION?

A. No. The full value of your shares of the Fund will be exchanged for shares of the indicated class of Munder Growth Fund without any sales load, commission or other transactional fee being imposed. Each of the Funds will bear its own expenses in connection with the reorganization.

Q. WHO WILL SERVE AS INVESTMENT ADVISER AND PROVIDE OTHER SERVICES TO MUNDER GROWTH FUND?

A. Munder Growth Fund has the same adviser (Munder Capital Management) and the same distributor (Funds Distributor, Inc.) as the Fund. State Street Bank and Trust Company currently serves as administrator to both the Fund and Munder Growth Fund.

Q.  WILL I HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THE
    REORGANIZATION?

A. The transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment; shareholders would not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax adviser. Opinions of counsel are not binding on the IRS or the courts.


Q. WOULD I CONTINUE TO BE ABLE TO EXCHANGE MY SHARES FOR SHARES OF OTHER FUNDS OF THE MUNDER FAMILY OF MUTUAL FUNDS?

A. Yes. Holders of Class A, Class B, Class C, Class K and Class Y shares of the Munder Growth Fund can exchange their shares for shares of the same class of other funds of the Company, the Trust and The Munder Framlington Funds Trust, subject to certain restrictions described in the prospectus of each fund. Before requesting any such exchange, shareholders should carefully review the applicable prospectus for the other fund to ensure that the fund meets their investment objectives and needs.

                                       SUMMARY

    This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of Munder Growth Fund and the Fund (Class A, B, and C shares) dated October 29, 1997, the Prospectus of Munder Growth Fund and the Fund (Class K shares) dated October 29, 1997, the Prospectus of Munder Growth Fund and the Fund (Class Y shares) dated October 29, 1997 (copies of which accompany this Prospectus/Proxy Statement), the Statement of Additional Information of the Fund and Munder Growth Fund, and the Agreement and Plan of Reorganization, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A.

PROPOSED REORGANIZATION

    The Plan provides for the transfer of all or substantially all of the assets of the Fund in exchange for shares of Munder Growth Fund and the assumption by Munder Growth Fund of certain identified liabilities of the Fund (as reflected on a balance sheet of the Fund prior to the Closing Date). The Plan also calls for the termination of the Fund and the distribution of shares of Munder Growth Fund to shareholders of the Fund. (The foregoing proposed transaction is referred to in this Prospectus/Proxy Statement as the "Reorganization.") As a result of the Reorganization, each shareholder of the Fund will become the owner of that number of full and fractional shares of Munder Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Fund as of the close of business on the date that the Fund's assets are exchanged for shares of Munder Growth Fund. (Shareholders of Class A Shares, Class B Shares, Class C Shares, Class K Shares, and Class Y Shares of the Fund will receive Class A shares, Class B shares, Class C shares, Class K shares, and Class Y shares, respectively, of Munder Growth Fund.) See "Information About the Reorganization."

    For the reasons set forth below under "Reasons for the Reorganization," the Trustees of The Trust, including all of the Trustees who are not "interested persons", as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have concluded that the Reorganization would be in the best interests of the shareholders of the Fund and that the interests of the Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore have submitted the Plan for approval to the Fund's shareholders. The Trustees of the Trust recommend approval of the Plan effecting the Reorganization. The Board of Directors of the Company has also approved the Reorganization on behalf of Munder Growth Fund.

    Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Fund with all classes voting together and not by class. See "Voting Information."

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    The Fund and Munder Growth Fund have generally similar investment objectives, policies and restrictions. The primary investment objective of the Fund is to provide long-term capital appreciation; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities of companies that have demonstrated the potential for accelerated earnings growth, the maintenance of a substantial competitive advantage, a focused management team and a stable balance sheet. The investment objective of Munder Growth Fund is to provide long-term capital appreciation.
It seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of companies that have demonstrated superior, long-term earnings growth, financial stability, attractive valuation, and relative price momentum.

    Although the respective investment objectives of the Fund and Munder Growth Fund are generally similar, shareholders of the Fund should consider certain differences in the investment policies of, and portfolio securities held by, each fund. See "Comparison of Investment Objectives and Policies."

SUMMARY COMPARISON OF FEES AND EXPENSES

    The following tables compare the fees and expenses of the Fund and the Munder Growth Fund and show the estimated fees and expenses on a pro forma basis, giving effect to the proposed Reorganization. Additional information regarding the performance of the funds is contained in the Annual Report for Class A, Class B, Class C, and Class Y shares of the Fund and Munder Growth Fund for the fiscal year ended June 30, 1997, and the Annual Report for Class K shares of the Fund and Munder Growth Fund for the fiscal year ended June 30, 1997 (previously provided to Fund Shareholders), which are incorporated by reference into this Prospectus/Proxy Statement.

CLASS A SHARES


                                                     MUNDER GROWTH FUND       FUND       PRO FORMA
                                                     ------------------       ----       ---------
 Shareholder Transaction Expenses:
     Maximum Initial Sales Charge (as a
     percentage of offering price). . . . . . . .            5.50%            5.50%        5.50%
 Maximum contingent deferred sales charge
     (as a percentage of redemption proceeds) . .            None(1)          None(1)      None(1)
 Exchange Fee . . . . . . . . . . . . . . . . . .            None             None         None
 Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Advisory fee . . . . . . . . . . . . . . . .            0.75%(2)         0.75%        0.75%(3)
     12b-1 fees . . . . . . . . . . . . . . . . .            0.25%            0.25%        0.25%
     Other expenses (after expense reimbursement)            0.25%            0.20%        0.20%(3)
     Total Fund Operating Expenses (after expense
      reimbursement). . . . . . . . . . . . . . .            1.25%(2)         1.20%        1.20%(3)


CLASS B SHARES

                                                     MUNDER GROWTH FUND       FUND       PRO FORMA
                                                     ------------------       ----       ---------
 Shareholder Transaction Expenses:
     Maximum Initial Sales Charge (as a
     percentage of offering price). . . . . . . .            None             None         None
 Maximum contingent deferred sales charge (as a
     percentage of redemption proceeds) . . . . .            5.00%            5.00%        5.00%
 Exchange Fee . . . . . . . . . . . . . . . . . .            None             None         None
 Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Advisory fee . . . . . . . . . . . . . . . .            0.75%(2)         0.75%        0.75%(3)
     12b-1 fees . . . . . . . . . . . . . . . . .            1.00%            1.00%        1.00%
     Other expenses (after expense reimbursement)            0.25%            0.20%        0.20%(3)
     Total Fund Operating Expenses (after expense
       reimbursement) . . . . . . . . . . . . . .            2.00%(2)         1.95%        1.95%(3)


CLASS C SHARES


                                                     MUNDER GROWTH FUND       FUND       PRO FORMA
                                                     ------------------       ----       ---------
 Shareholder Transaction Expenses:
     Maximum Initial Sales Charge (as a
     percentage of offering price). . . . . . . .            None             None         None
 Maximum contingent deferred sales charge
     (as a percentage of redemption proceeds) . .            1.00%(4)         1.00%(4)     1.00%(4)
 Exchange Fee . . . . . . . . . . . . . . . . . .            None             None         None
 Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Advisory fee . . . . . . . . . . . . . . . .            0.75%(2)         0.75%        0.75%(3)
     12b-1 fees . . . . . . . . . . . . . . . . .            1.00%            1.00%        1.00%
     Other expenses (after expense reimbursement)            0.25%            0.20%        0.20%(3)
     Total Fund Operating Expenses (after expense
      reimbursement). . . . . . . . . . . . . . .            2.00%(2)         1.95%        1.95%(3)


CLASS K SHARES

                                                     MUNDER GROWTH FUND       FUND       PRO FORMA
                                                     ------------------       ----       ---------
 Shareholder Transaction Expenses:
     Maximum Initial Sales Charge (as a
     percentage of offering price). . . . . . . .            None             None         None
 Maximum contingent deferred sales charge
     (as a percentage of redemption proceeds) . .            None             None         None
 Exchange Fee . . . . . . . . . . . . . . . . . .            None             None         None
 Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Advisory fee . . . . . . . . . . . . . . . .            0.75%(2)         0.75%        0.75%(3)
     12b-1 fees . . . . . . . . . . . . . . . . .            None             None         None
     Shareholder servicing fee. . . . . . . . . .            0.25%            0.25%        0.25%
     Other expenses (after expense reimbursement)            0.25%            0.20%        0.20%(3)
     Total Fund Operating Expenses (after expense
      reimbursement). . . . . . . . . . . . . . .            1.25%(2)         1.20%        1.20%(3)


CLASS Y SHARES

                                                     MUNDER GROWTH FUND       FUND       PRO FORMA
                                                     ------------------       ----       ---------
 Shareholder Transaction Expenses:
     Maximum Initial Sales Charge (as a
     percentage of offering price). . . . . . . .            None             None         None
 Maximum contingent deferred sales charge
     (as a percentage of redemption proceeds) . .            None             None         None
 Exchange Fee . . . . . . . . . . . . . . . . . .            None             None         None
 Annual Fund Operating Expenses:
     (as a percentage of average net assets)
 Advisory Fee . . . . . . . . . . . . . . . . . .            0.75%(2)         0.75%        0.75%(3)

 12b-1 Fees . . . . . . . . . . . . . . . . . . .            None             None         None
 Other expenses (after expense
     reimbursement) . . . . . . . . . . . . . . .            0.25%            0.20%        0.20%(3)
 Total Fund Operating Expenses
     (after expense reimbursement). . . . . . . .            1.00%(2)         0.95%        0.95%(3)


----------------
(1) Investments of $1 million or more in Class A shares of the Fund or Munder Growth Fund are not subject to an initial sales charge; however, a CDSC of 1% is imposed in the event of certain redemption transactions within one year following such investments. A CDSC on Class A shares of Munder Growth Fund acquired by holders of Class A Shares of the Fund pursuant to the Reorganization will only be imposed on redemptions on which a CDSC would have applied to the Class A Shares of the Fund.

(2) Munder Capital Management expects to voluntarily waive a portion of its advisory fee for the current fiscal year. Without waivers, the ratio of advisory fees to average net assets would be 1.00% and total fund operating expenses would be 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.50% for Class K and 1.25% for Class Y.

(3) After the Reorganization, Munder Capital Management has agreed to waive its advisory fee and/or reimburse Munder Growth Fund for expenses until at least June 30, 1999 so that the expense ratios of each class of Munder Growth Fund will not exceed the expense ratios of the corresponding classes of the Fund as of the Fund's most recent fiscal year ended June 30, 1997. In the absence of this waiver, the advisory fee would be 1.00% for each class; and, based on the pro forma combined assets of the Fund and the Munder Growth Fund as of December 31, 1997, pro forma total fund operating expenses would be 1.37% for Class A shares, 2.13% for Class B shares, 2.13% for Class C shares, 1.37% for Class K shares, and 1.12% for Class Y shares.

(4)  If redeemed within one year of purchase.

PURCHASE AND REDEMPTION PROCEDURES

     The following discussion describes differences in the minimum investment requirements, charges, and waivers of charges applicable to the various classes of the Fund and the Munder Growth Fund. For details on how to purchase or redeem shares of either fund, see the Prospectus. Both Munder Growth Fund and the Fund reserve the right to involuntarily redeem an investor's Class A, Class B or Class C shares if the net asset value of such shares is less than $500 by reason of redemption.

     CLASS A SHARES. The minimum initial investment for Class A shares of Munder Growth Fund and the Fund is $250 ($50 for shares purchased through an Automatic Investment Plan) and subsequent investments must be at least $50.

     Class A shares of Munder Growth Fund and the Fund are sold to investors at net asset value plus an initial sales charge at a maximum rate of 5.5% of the offering price. No initial sales charge will be imposed on the Class A shares of Munder Growth Fund received by holders of the Fund's Class A Shares in the Reorganization.

     The following table shows the initial sales charge schedule for Class A shares of Munder Growth Fund and Class A Shares of the Fund.


                                                  Sales Charge as a Percentage of
                                                  -------------------------------
                                          Offering      Net Amount Invested      Dealers as a Percentage
     Amount of Purchase                     Price        (Net Asset Value)           of Offering Price
     ------------------                   --------      -------------------      -----------------------
 Less than $25,000                          5.50%               5.82%                       5.00%
 $25,000 but less than $50,000              5.25%               5.54%                       4.75%

 $50,000 but less than  $100,000            4.50%               4.71%                       4.00%

 $100,000 but less than  $250,000           3.50%               3.63%                       3.25%

 $250,000 but less than  $500,000           2.50%               2.56%                       2.25%

 $500,000 but less than  $1,000,000         1.50%               1.52%                       1.25%

 $1,000,000 or more                         None*               None*                    (see below)**


-----------------

* No initial sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions within one year of purchase.

** A 1% commission will be paid by the distributor to dealers who initiate and are responsible for purchases of $1 million or more.

     Purchases of Class A shares of any non-money market fund of the Company, the Trust and The Munder Framlington Funds Trust will be aggregated in determining the initial sales charge, which may result in a reduced initial sales charge.

The initial sales charge on Class A shares of Munder Growth Fund and the Fund is currently waived on shares that are acquired through the exchange of Class A shares of other funds of the Company, the Trust or the Munder Framlington Funds Trust. The initial sales charge is also currently waived on sales of Class A shares to the following types of purchasers:

     (1) individuals with an investment account or relationship with Munder Capital Management;

     (2) full-time employees and retired employees of Munder Capital Management, employees of the funds' service providers and immediate family members of such persons;

     (3) registered broker-dealers that have entered into selling agreements with Funds Distributor, Inc. (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

     (4) certain qualified employee benefit plans as described in the Prospectus;

     (5) individuals who reinvest a distribution from a qualified retirement plan for which Munder Capital Management serves as investment advisor;

     (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or the Munder Framlington Funds Trust, within 60 days of redemption;

     (7) banks and other financial institutions that have entered into agreements with the Trust, the Company or the Munder Framlington Funds Trust to provide shareholder services for customers ("Customers") (including Customers of such banks and other financial institutions, and the immediate family members of such Customers);

     (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

     (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and

     (10) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet certain criteria described in the Prospectus."

     The sales charges on Class A shares of Munder Growth Fund and the Fund may be reduced through a letter of intent, quantity discounts and the right of accumulation, as described in the Prospectus.

     Both Class A Shares of the Fund and Class A shares of Munder Growth Fund may be redeemed without the imposition of a contingent deferred sales charge ("CDSC"), except where such shares were purchased without an initial sales load and redeemed under the following circumstances: a CDSC of 1% applies to certain redemptions of Class A shares of Munder Growth Fund or the Fund that were purchased without a sales charge by reason of a purchase of $1 million or more, if such redemptions are made within the first year after investing. For purposes of determining whether a CDSC applies, the holding period of Class A shares of Munder Growth Fund acquired by holders of Class A Shares of the Fund through the Reorganization will be calculated from the date that the Class A Shares of the Fund were initially acquired. A CDSC on Class A shares of Munder Growth Fund acquired by holders of Class A Shares of the Fund pursuant to the Reorganization will only be imposed on redemptions on which a CDSC would have applied to the Class A Shares of the Fund. The CDSC applicable to Class A shares is waived for certain redemptions, as described in the Prospectus.

     CLASS B SHARES. The minimum initial investment for Class B shares of the Fund and Munder Growth Fund is $250 ($50 for shares purchased through an Automatic Investment Plan) and subsequent investments must be at least $50.

     Class B shares of Munder Growth Fund and the Fund are sold without an initial sales charge, but are subject to a CDSC upon certain redemptions and are subject to higher ongoing expenses than Class A shares. Class B shares automatically convert to Class A shares approximately six years after issuance subject to receipt of certain tax rulings or opinions.

     Class B shares of Munder Growth Fund and the Fund that are redeemed within six years of purchase will be subject to a CDSC calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below:


                                         CONTINGENT DEFERRED
                                           SALES CHARGE AS
                                           A PERCENTAGE OF
                      YEAR SINCE            DOLLAR AMOUNT
                      PURCHASE            SUBJECT TO CHARGE
                      --------            -----------------
                      First                      5%
                      Second                     4%
                      Third                      3%
                      Fourth                     3%
                      Fifth                      2%
                      Sixth                      1%
                      Seventh and                0%
                        Thereafter

     The holding period of Class B shares of Munder Growth Fund acquired through the Reorganization by holders of Class B Shares of the Fund will be calculated from the date that the Class B Shares of the Fund were initially acquired.

     The CDSC is waived on the following types of redemptions: (1) redemptions made within one year after the death of a shareholder or registered joint owner;
(2) minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and (3) involuntary redemptions made by the Fund. Additional CDSC waivers are described in the prospectus.

     CLASS C SHARES. The minimum investment for Class C shares of the Fund and Munder Growth Fund is $250 ($50 for shares purchased through an Automatic Investment Plan) and subsequent investments must be at least $50. Class C shares are sold without an initial or a contingent deferred sales charge, except for a CDSC of 1% for redemptions made within the first year after investing.
The CDSC applicable to Class C Shares is waived for certain redemptions, as described in the Prospectus.

CLASS K SHARES. Class K Shares of Munder Growth Fund and the Fund are sold without a sales load to customers of banks and other institutions that have entered into agreements with the funds providing for shareholder services for their customers. Customers may include individuals, trusts, partnerships and corporations. No CDSC is imposed upon redemption of Class K shares.

     CLASS Y SHARES. Class Y shares of the Fund and Munder Growth Fund are sold without a sales load to: (1) fiduciary and discretionary accounts of institutions; (2) institutional investors (including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting either for their own accounts or for the accounts of institutional investors); (3) directors, trustees, officers and employees of the Trust, the Company, The Munder Framlington Funds Trust, Munder Capital Management and the Distributor; (4) investment advisory clients, and (5) family members of employees of the Munder Capital Management.

     The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y shares of the Fund and Munder Growth Fund is $500,000. Other types of investors are not subject to any minimum required investment.

     EXCHANGE PRIVILEGES

     Shareholders of Munder Growth Fund may exchange shares of each class for shares of the same class in other funds of the Company, the Trust and the Munder Framlington Funds Trust to the extent the class exists and shares are offered for sale in the shareholder's state of residence and subject to any applicable sales charge. No exchange fee will be imposed on any of these exchange privileges. Any exchange will be a taxable event for which a shareholder may have to recognize a gain or loss under Federal income tax law. Munder Growth Fund reserves the right to amend or terminate the exchange privilege after providing notice to shareholders. See "Exchanges" in the accompanying Prospectuses of Munder Growth Fund.

     DIVIDENDS

     Munder Growth Fund intends to distribute at least annually substantially all of its investment income to shareholders. Net realized capital gains, if any, will be distributed at least annually to shareholders. All dividends and distributions will be reinvested automatically in additional shares of Munder Growth Fund at net asset value, without a sales charge or CDSC, unless the shareholder elects to be paid in cash. Fund shareholders that have elected to receive distributions in cash will continue to receive distributions in such manner from Munder Growth Fund. See "Dividends and Distributions" in the accompanying Prospectus of Munder Growth Fund.

     The Fund declares and pays dividends from net investment income, if any, quarterly, and distributes net realized capital gains, if any, at least annually. Distributions are paid in additional shares of the same class of the Fund, unless a shareholder requests to be paid in cash. As described in more detail in the Prospectus and Statement of Additional Information, such dividends are generally subject to Federal income tax.

     TAX CONSEQUENCES

     Prior to completion of the Reorganization, the Fund will have received from counsel an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. See "Information about the Reorganization - Federal Income Tax Consequences."

     SHAREHOLDER VOTING RIGHTS

     Neither Munder Growth Fund, a series of a Maryland corporation, nor the Fund, a series of a Massachusetts business trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Directors/Trustees at such time as fewer than a majority of Directors/Trustees holding office have been elected by shareholders. Either fund will hold a shareholder meeting upon the written request of shareholders holding at least 10% of that fund's outstanding shares. See "Comparative Information on Shareholders' Rights - Voting Rights."

     APPRAISAL RIGHTS

     Under the laws of the State of Maryland, shareholders of Munder Growth Fund do not have appraisal rights in connection with a combination or acquisition of the assets of another fund. Under the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust, shareholders of the Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Fund by another entity.

     RISK FACTORS

     Because Munder Growth Fund and the Fund have generally similar investment objectives and investment policies, they are subject to similar investment risks. These risks include those that are generally associated with investing in equity securities. See "Comparison of Investment Objectives and Policies" herein and "Fund Choices - Multi-Season Growth Fund" in the accompanying Prospectus of Munder Growth Fund.

     REASONS FOR THE REORGANIZATION

     Currently, the Fund and Munder Growth Fund are investment portfolios of separate mutual fund companies. Although the funds have substantially similar investment objectives, policies and restrictions, each must separately bear the costs of its operations. Consolidating their separate operations should generally benefit the shareholders of the funds by promoting more efficient operations on a more cost-effective basis. Also, combining assets of the funds should create future economies of scale resulting from the larger asset base of the combined fund after the Reorganization. However, there can be no assurance that the combination of the funds will produce more efficient operations on a cost-effective basis or that economies of scale will be realized. Because of the similarities between the funds, the considerations and risks involved with an investment in Munder Growth Fund are expected to be comparable to those associated with an investment in the Fund.

     In addition, the funds now have a common investment adviser, Munder Capital Management, a common distributor, Funds Distributor, Inc. and a common administrator, State Street Bank and Trust Company. Munder Capital Management became the investment adviser to the Fund and Munder Growth Fund upon the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. (a subsidiary of Comerica Bank, and the Fund's former investment adviser), Munder Capital Management, Inc. (Munder Growth Fund's former investment adviser), and another investment advisory subsidiary of Comerica Bank. In addition, in connection with that transaction, the Distributor, which already served as the Fund's distributor, became the distributor for Munder Growth Fund. Since the two funds have similar investment objectives, Munder Capital Management also asserted that it would be useful to combine the assets of the two funds in an effort to better coordinate their marketing efforts. Munder Capital Management also indicated that certain investment management efficiencies and other benefits could be realized through the combination of the funds.

     The Reorganization, therefore, would permit each fund's shareholders to pursue substantially the same investment goals in a larger fund. A larger fund should enhance the ability of Munder Capital Management to effect portfolio transactions on more favorable terms and give Munder Capital Management greater investment flexibility and the ability to select a larger number of portfolio securities with the attendant benefits of increased diversification. A larger fund should not be as significantly affected by high levels of shareholder redemptions. In addition, the larger aggregate net assets should enable the combined entity to obtain the benefits of economies of scale, permitting the reduction of certain costs and expenses which may result in lower overall expense ratios through the spreading of fixed costs of operations over a larger asset base. As a general rule, economies of scale can be expected to be realized with respect to fixed expenses, such as costs of printing and fees for professional services, although expenses that are based on the value of assets or the number of shareholder accounts, such as custody fees, would be largely unaffected by the Reorganization. Moreover, there can be no assurance that economies of scale can be realized. Since the total per share operating expenses of Munder Growth Fund before fee waivers and reimbursements are higher than those of the Fund, Munder Capital Management has agreed to waive its fees and/or reimburse Munder Growth Fund for expenses until at least June 30, 1999, so that the expense ratio of Munder Growth Fund will not exceed that of the Fund as of its most recent fiscal year ended June 30, 1997.

     In light of the foregoing considerations, the Trustees of the Trust unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and that the Reorganization would not result in a dilution of shareholders' interests.

     Upon consideration of the factors described above, the Board of Directors of the Company also approved the Reorganization and determined that it is in the best interests of Munder Growth Fund and its shareholders to acquire the assets of the Fund, and that the interests of Munder Growth Fund's shareholders would not be diluted as a result of the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

     PLAN OF REORGANIZATION

     The following summary of the Plan is qualified in its entirety by reference to the Plan which is attached as Exhibit A hereto. The Plan provides that (1) Munder Growth Fund will acquire all or substantially all of the assets of the Fund in exchange for shares of Munder Growth Fund, (2) Munder Growth Fund will assume certain identified liabilities of the Fund on May __, 1998 or such later date as may be agreed upon by the parties (the "Closing Date"), (3) the Fund will be terminated in accordance with the terms of the Agreement and Declaration of Trust of the Trust, (4) all remaining liabilities of the Fund will be satisfied whether by payment or the making of reasonable provision for payment thereof, (5) Munder Growth Fund shares will be distributed to shareholders of the Fund. Prior to the Closing Date, the Fund will endeavor to discharge all of its known liabilities and obligations. Munder Growth Fund will not assume any liabilities or obligations of the Fund other than those reflected in an unaudited statement of assets and liabilities of the Fund prepared as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), currently 4:00 p.m. New York time, on the Closing Date. The number of full and fractional Class A shares, Class B shares, Class C shares, Class K, and Class Y shares of Munder Growth Fund to be issued to the Fund shareholders will be determined on the basis of the relative net asset values of each class of shares of Munder Growth Fund and the Fund, computed as of the close of regular trading on the NYSE on the Closing Date. The net asset value per share for each class will be determined by dividing assets attributable to the class, less liabilities, by the total number of outstanding shares of the class.

     Both the Fund and Munder Growth Fund will utilize State Street Bank and Trust Company as agent to determine the value of their respective portfolio securities. The Fund and Munder Growth Fund also will use the same independent pricing services to determine the value of each security so that State Street Bank and Trust Company, as agent, can determine the aggregate value of each fund's portfolio. The method of valuation employed will be as set forth in the funds' Prospectuses which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC's Division of Investment Management.

     As soon after the Closing Date as conveniently practicable, the Fund will liquidate and will distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Munder Growth Fund received by the Fund. Such distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Munder Growth Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Munder Growth Fund due to the Fund's respective shareholders. After such distribution and the winding up of its affairs, the Fund will be terminated.

     The consummation of the Reorganization is subject to the conditions set forth in the Plan. Notwithstanding approval of the Fund's shareholders, the Plan may be terminated at any time at or prior to the Closing Date by (1) mutual agreement of the Fund and Munder Growth Fund or (2) either party to the Plan upon a material breach by the other party of any representation, warranty or agreement contained therein or the failure to meet closing conditions.

     The Fund and Munder Growth Fund shall each be liable for its respective expenses incurred in connection with entering into and carrying out the Plan, whether or not the Reorganization is consummated.

     Approval of the Plan will require the affirmative vote of a majority of the outstanding shares of the Fund with all classes voting together and not by class. If the Reorganization is not approved by shareholders of the Fund, Munder Capital Management may recommend to the Trustees of the Trust other possible courses of action for their consideration.


     DESCRIPTION OF MUNDER GROWTH FUND'S SHARES

     Full and fractional shares of the respective class of shares of common stock of Munder Growth Fund will be issued to the Fund's shareholders in accordance with the procedures detailed in the Plan and as described in Munder Growth Fund's Prospectus. Generally, Munder Growth Fund does not issue share certificates to shareholders unless a specific request is submitted to Munder Growth Fund's transfer agent. The shares of Munder Growth Fund to be issued to Fund shareholders and registered on the shareholder records of the transfer agent will have no pre-exemptive or conversion rights. However, six years after the date of purchase, Class B shares of Munder Growth Fund will convert automatically to Class A shares, based on the relative net asset values of shares of each class, and will no longer be subject to a distribution fee. Holders of Class B Shares of the Fund who receive Class B shares of Munder Growth Fund pursuant to the Reorganization will convert to Class A shares of the Munder Growth Fund at the end of six years after the original date of purchase of the Class B shares of the Fund, based on the relative net asset values of Class A and Class B shares of Munder Growth Fund. See "Comparative Information on Shareholders' Rights" and Munder Growth Fund's Prospectus for additional information with respect to the shares of Munder Growth Fund.

     FEDERAL INCOME TAX CONSEQUENCES

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganization by Munder Growth Fund, the Fund, or the shareholders of the Fund. As a condition to the closing of the Reorganization, Munder Growth Fund and the Fund will receive an opinion from the law firm of Dechert Price & Rhoads to that effect. That opinion will be based upon certain assumptions and representations made by the Fund and Munder Growth Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, shareholders of the Fund should also consult their tax advisers as to state and other local tax consequences, if any, of the Reorganization.

     CAPITALIZATION

     The following table shows the capitalization of Munder Growth Fund and the Fund as of December 31, 1997, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.


                                          AS OF DECEMBER 31, 1997
                                ----------------------------------------------
                                                MUNDER GROWTH     PRO FORMA FOR
 CLASS A SHARES                  THE FUND            FUND        REORGANIZATION
 --------------                  --------            ----        --------------
 Net Assets                     $8,852,525      $19,970,627      $28,823,152
 Net asset value per share          $11.30           $19.15           $19.15
 Shares outstanding                783,609        1,042,953        1,505,226


                                          AS OF DECEMBER 31, 1997
                                ----------------------------------------------
                                                MUNDER GROWTH     PRO FORMA FOR
 CLASS B SHARES                  THE FUND            FUND        REORGANIZATION
 --------------                  --------            ----        --------------
 Net Assets                     $787,703        $92,316,843      $93,104,546
 Net asset value per share        $10.84             $18.55           $18.55
 Shares outstanding               72,656          4,975,982        5,018,446


                                          AS OF DECEMBER 31, 1997
                                ----------------------------------------------
                                                MUNDER GROWTH     PRO FORMA FOR
 CLASS C SHARES                  THE FUND            FUND        REORGANIZATION
 --------------                 --------            ----        --------------
 Net Assets                     $187,409        $10,887,401      $11,074,810
 Net asset value per share        $11.01             $18.57           $18.57
 Shares outstanding               17,028            586,279          596,371


                                         -19-


                                          AS OF DECEMBER 31, 1997
                                ----------------------------------------------
                                                MUNDER GROWTH     PRO FORMA FOR
 CLASS K SHARES                 THE FUND            FUND        REORGANIZATION
 --------------                 --------            ----        --------------
 Net Assets                     $67,888,180     $255,542,859     $323,431,039
 Net asset value per share           $11.31           $19.13           $19.13
 Shares outstanding               6,002,742       13,359,204       16,907,985


                                          AS OF DECEMBER 31, 1997
                                ----------------------------------------------
                                                MUNDER GROWTH     PRO FORMA FOR
 CLASS Y SHARES                 THE FUND            FUND        REORGANIZATION
 --------------                 --------            ----        --------------
 Net Assets                     $106,612,730    $293,902,933     $400,515,723
 Net asset value per share            $11.48          $19.32           $19.32
 Shares outstanding                9,286,349      15,209,481       20,727,738

                  COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion comparing investment objectives, policies and restrictions of the Fund and Munder Growth Fund is based upon and qualified in its entirety by the respective investment objectives, policies and restrictions sections of the Prospectuses of the Fund and Munder Growth Fund. For a more detailed discussion of the investment objectives, policies and restrictions of the Fund and Munder Growth Fund, refer to the Prospectuses, under the caption "Fund Choices," and to the Statement of Additional Information for the Fund and Munder Growth Fund under the captions "Fund Investments" and "Investment Limitations."

     INVESTMENT OBJECTIVES

     The primary investment objective of the Fund is to provide long-term capital appreciation; income is a secondary objective. The investment objective of Munder Growth Fund is to provide long-term capital appreciation. The Fund's investment objectives may be changed by the Trust's Board of Trustees without shareholder approval; however, shareholders are notified of any such change. Munder Growth Fund's investment objective is a fundamental policy and may not be changed without the authorization of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of Munder Growth Fund.

     PRIMARY INVESTMENTS

     The Fund primarily invests in a diversified portfolio of equity securities of companies that have demonstrated the potential for accelerated earnings growth, the maintenance of substantial competitive advantage, a focused management team and a stable balance sheet.

     Munder Growth Fund primarily invests in a diversified portfolio of equity securities of companies that have demonstrated superior long-term earnings growth, financial stability, attractive valuation and relative price momentum. Income is not a primary consideration in the selection of investments. This style, which incorporates both growth investing and value constraints, has been recognized in the investment management community as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

     Under normal market conditions, at least 65% of each fund's total assets will be invested in equity securities. Equity securities include common and preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible preferred stocks, convertible debentures or warrants. No more than 25% of the total assets of either fund may be invested in securities of issuers in the same industry. Neither fund may purchase more than 10% of the outstanding voting securities of any issuer, except that up to 25% of a fund's total assets may be invested without regard to this limitation.

     PORTFOLIO INSTRUMENTS AND PRACTICES

     BORROWING. Under certain circumstances, each fund may borrow money in an amount up to 5% of the value of its total assets for temporary purposes and in an amount equal to one-third of its assets to meet redemptions. This is a fundamental policy which can only be changed by shareholders. Whenever borrowings exceed 5% of either fund's total assets, that fund will not make any additional investments.

     LENDING. Each fund may lend securities in its portfolio representing up to 25% of total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or liquid securities with market value at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned.

     FOREIGN SECURITIES. Each fund may invest up to 25% of its total assets in the equity securities of foreign issuers, including companies domiciled in developing countries. Munder Growth Fund typically will only purchase foreign securities that are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each fund may enter into forward foreign currency exchange contracts. A fund may enter into these contracts in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between two foreign currencies in which portfolio securities are or may be denominated.

     FUTURES CONTRACTS AND OPTIONS. Each fund may purchase and sell futures contracts on securities, currencies and indices. Neither fund will commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, each fund may write covered call options, purchase put options, purchase call options and write secured put options on securities, currencies, indices and futures contracts. The Fund will write call options only if they are "covered," as described in the Statement of Additional Information; Munder Growth Fund may write uncovered call options for cross-hedging purposes, as described in the Statement of Additional Information. Munder Growth Fund will limit its investment in uncovered put and call options to 5% of its total assets, and will not purchase put or call options if aggregate premiums paid for such options would exceed 20% of its total assets.

     REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENT, AND WHEN-ISSUED TRANSACTIONS. Each fund may enter into repurchase agreements with banks and broker-dealers that have been approved by the directors of the Company and the trustees of the Trust. Each fund considers repurchase agreements that mature in more than seven days to be illiquid. Neither fund may invest more than 15% of its net assets in illiquid securities.

     In order to borrow funds for temporary purposes, each fund may also engage in reverse repurchase agreements, i.e., selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price. In addition, in order to secure prices deemed advantageous at the time, each fund may purchase securities on a when-issued or a delayed-delivery basis. A fund will not enter into a when-issued or delayed-delivery transaction for speculative purposes but only in furtherance of its investment objective. Each fund's when-issued or delayed-delivery purchase transactions will not exceed 25% of the value of the fund's total assets absent unusual market conditions.

     LIQUIDITY MANAGEMENT. In connection with the management of its daily cash position, each fund may invest in shares of money market funds. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if Munder Capital Management determines that market conditions warrant, either fund may also invest without limitation in high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities.

     RESTRICTED SECURITIES. Each fund may invest in restricted securities. Restricted securities are securities subject to legal or contractual restrictions on their resale.

     PORTFOLIO TURNOVER RATE. Munder Growth Fund intends to purchase and hold securities for long-term capital appreciation and does not expect to trade for short-term gain. Accordingly, it is anticipated that Munder Growth Fund's annual portfolio turnover rate normally will not exceed 50%. The Fund's portfolio turnover rate for the fiscal year ended June 30, 1997 was 88%. Munder Growth Fund's portfolio turnover rate for the same period was 33%.

     ADDITIONAL INVESTMENT RESTRICTIONS. In addition to the restrictions described above, each fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the outstanding securities (as defined in the 1940 Act) of that fund. These restrictions are set forth in the Statement of Additional Information for the funds.

                  COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

     GENERAL

     Munder Growth Fund is a diversified series of the Company, a management investment company registered under the 1940 Act, which continuously offers shares of its series. The Company is a Maryland corporation and is governed by its Articles of Incorporation, By-laws and Board of Directors.


     The Fund is a diversified series of the Trust, an open-end management investment company registered under the 1940 Act, which continuously offers shares of its series The Trust is a Massachusetts business trust and is governed by its Declaration of Trust, Code of Regulations, and Board of Trustees. Both the Fund and Munder Growth Fund are also governed by applicable state and Federal law. Certain differences and similarities between the two funds are summarized below.

     SHAREHOLDER LIABILITY

     The Munder Growth Fund is organized as a series of a Maryland corporation, and its shareholders generally have no personal liability for its acts or obligations.

     The Fund is organized as a series of a Massachusetts business trust. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Trust's Declaration of Trust states that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the assets belonging to the series of the Trust with respect to which such shareholder's shares are issued, for all losses and expenses of any shareholder held personally liable for the obligations of the Trust solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     VOTING RIGHTS

     Neither the Fund nor Munder Growth Fund holds annual meetings of shareholders, although each may hold special meetings for purposes of voting on certain matters as required under the 1940 Act. Special meetings of shareholders of either fund may be called upon the written request of holders of not less than 10% of that fund's then outstanding voting securities. On each matter submitted to a vote of the shareholders of Munder Growth Fund or the Fund, each shareholder is entitled to one vote for each whole share owned and a proportionate fractional vote for any fractional share outstanding in the shareholder's name on the fund's books. Shareholders of all classes of each fund vote together as a fund, and not by class, except as otherwise required by applicable law or by that fund's charter documents, or when the matter affects only the interests of a particular class.

     LIQUIDATION OR DISSOLUTION

     In the event of the liquidation or dissolution of either the Fund or Munder Growth Fund, the shareholders of that fund are entitled to receive, when and as declared by the Trustees or Directors, the excess of the assets over the liabilities belonging to the fund. The assets so distributed to shareholders of a fund would be distributed among the shareholders in proportion to the number of shares of that fund held by them and recorded on the books of the fund.


     LIABILITY OF DIRECTORS/TRUSTEES

     The By-laws of the Company provide that the Company will indemnify Directors and officers of the Company to the fullest extent permitted by Maryland law and the 1940 Act. The Declaration of Trust of the Trust provides for similar indemnification of Trustees and officers of the Trust. However, neither the Declaration of Trust of the Trust nor the By-laws of the Company purport to protect or indemnify a director/trustee or officer against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     RIGHTS OF INSPECTION

     Except as required by Maryland law, shareholders of the Munder Growth Fund have only such right to inspect the records, documents, accounts and books of Munder Growth Fund as may be granted by the Directors of the Company. Maryland corporate law provides that one or more persons who together have owned at least 5% of the outstanding shares of Munder Growth Fund for at least 6 months may, on written request, inspect during usual business hours the books of account and stock ledger of Munder Growth Fund.

     Shareholders of the Fund generally have the same rights to inspect the records, accounts and books of the Trust as are permitted shareholders of a Massachusetts corporation under Massachusetts corporation law. Currently, each shareholder of a Massachusetts corporation is permitted to inspect the records, accounts and books of a corporation for any legitimate business purpose relative to the affairs of the corporation.

     The foregoing is only a summary of certain characteristics of the operations of Munder Growth Fund and the Fund, the Articles of Incorporation and By-laws of the Company, the Declaration of Trust of the Trust, and Maryland and Massachusetts law. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of such documents and state laws governing each fund for a more thorough description.

                       INFORMATION ABOUT MANAGEMENT OF MUNDER
                              GROWTH FUND AND THE FUND

     INVESTMENT ADVISER

     The current investment adviser of both the Fund and Munder Growth Fund is Munder Capital Management. Munder Capital Management is a Delaware general partnership with principal offices at 480 Pierce Street, Birmingham, Michigan 48009. Munder Capital Management became the investment adviser to the Fund and Munder Growth Fund upon the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. (a subsidiary of Comerica Bank, and the Fund's former investment adviser) and Munder Capital Management, Inc. (Munder Growth Fund's former investment adviser). The principal partners of Munder Capital Management are Old MCM, Inc. ("Munder, Inc."), Munder Group LLC and WAM Holdings, Inc. As of the date of this Prospectus/Proxy Statement, Mr. Lee P. Munder, Munder Capital Management's chairman, indirectly owns or controls approximately 45% and Comerica Bank owns or controls approximately 44% of the partnership interests in Munder Capital Management.]

     As of June 30, 1997, Munder Capital Management and its affiliates managed over $41 billion of assets for various institutional clients, including investment companies, pension and profit sharing funds, foundations and insurance companies, as well as for high net worth individuals. Of this amount, approximately $22 billion was invested in equity securities.

     Munder Growth Fund pays Munder Capital Management a monthly advisory fee computed at an annual rate of 1.0% of Munder Growth Fund's average daily net assets up to $500 million, reduced to .75% of Munder Growth Fund's average daily net assets in excess of $500 million. However, Munder Capital Management currently waives a portion of its advisory fees so that Munder Growth Fund pays at an annual rate of 0.75% of average daily net assets.

     The Fund pays Munder Capital Management a monthly advisory fee computed at an annual rate of 0.75% of the Fund's daily net assets.

     PORTFOLIO MANAGERS

     Lee P. Munder and Leonard Barr II serve as portfolio managers to Munder Growth Fund. Lee P. Munder, CFA, began his investment career in 1969 as Chief Trust Investment Officer for Security Bank and Trust of Southgate, Michigan. From 1973 to 1985 he served as portfolio manager at Loomis Sayles & Co., Inc., serving in later years as Vice President and Senior Partner. In 1985, Mr. Munder left Loomis Sayles & Co., Inc. and founded Munder, Inc. Mr. Munder served as President and C.E.O. of Munder Capital Management or Munder, Inc. from Munder Inc.'s inception until February 1998. Since that time he has served as chairman of Munder Capital Management.

     Leonard Barr II, CFA, began his investment career in 1968 at Manufacturers National Bank of Detroit. He left Manufacturers in 1985 as First Vice President and Senior Trust Investment Officer serving as Director of Research for Trust Investments. Mr. Barr joined Munder, Inc. in 1986 and has been a Director and Senior Vice President of Munder Capital Management or Munder, Inc. since 1988. He serves as Munder Capital Management's Director of Research. As Director of Research, Mr. Barr currently approves all equity investments made on behalf of clients of Munder Capital Management, including Munder Growth Fund.

     The Fund is managed by a committee of professional portfolio managers employed by Munder Capital Management.

     ADMINISTRATOR

     State Street Bank and Trust Company ("State Street") currently serves as administrator to both the Fund and Munder Growth Fund.

     State Street generally assists the Company, the Trust and the Munder Framlington Funds Trust in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the various series of the Company, the Trust and the Munder Framlington Funds Trust and certain other investment portfolios that are advised by Munder Capital Management for which it provides services, computed daily and payable monthly at the annual rate of .113% of the first $2.8 billion of net assets, plus 0.103% of the next $2.2 billion of net assets, plus .101% of the next $2.5 billion of net assets, plus .095% on the next $2.5 billion of net assets, plus .080% on the next $2.5 billion of net assets plus .070% of net assets over $12.5 billion.

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund and Munder Growth Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the funds.

                            ADDITIONAL INFORMATION ABOUT
                          MUNDER GROWTH FUND AND THE FUND

     FUND

     Information about the Fund and Munder Growth Fund is included in the current Prospectus for the Fund and Munder Growth Fund (Class A, B and C shares) dated October 29, 1997, Prospectus (Class K shares) dated October 29, 1997, Prospectus (Class Y shares) dated October 29, 1997, and Statement of Additional Information dated October 29, 1997, each of which is available upon request, and which have been filed with the SEC and are incorporated herein by reference. Copies of the Prospectuses and the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or Munder Growth

Fund at the address or toll-free number listed on the cover page of this Prospectus/Proxy Statement.

     Both the Fund and Munder Growth Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the Midwest Regional Office of the SEC, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                   OTHER BUSINESS

     The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                                 VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of the Trust to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Fund on or about April __, 1998. Only shareholders of record as of the close of business on the Record Date, April __, 1998, will be entitled to notice of, and to vote at, the Meeting. The holders of a majority of the shares of the Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Trust or by attending and voting at the Meeting. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan and the Reorganization contemplated thereby.

     [As of the Record Date, Comerica Bank, located at One Detroit Center, 500 Woodward Ave., Detroit, Michigan 48226, held of record substantially all of the outstanding shares of the Fund as agent, custodian or trustee for its customers. As of that date, there were no other persons known to the Trust to be beneficial owners of 5% or more of the outstanding shares of the Fund.]

In addition, as of the Record Date, Comerica Bank possessed sole or shared voting or investment power for its customer accounts with respect to _____% of the Fund's outstanding shares.

     The Trust has been advised by Comerica Bank that it intends to vote the shares of the Fund over which it has voting power FOR and AGAINST each Proposal at the Meeting in the same proportions as the total votes that are cast FOR and AGAINST that Proposal by other shareholders of the Fund. Comerica Bank does not have any economic interest in such shares, which are held solely for the benefit of its customers.

     The chart below lists the number of shares of each class of the Fund that were outstanding as of the close of business on the Record Date:


     CLASS          SHARES OUTSTANDING
     -----          ------------------
     Class A
     Class B
     Class C
     Class K
     Class Y

     [As of the Record Date, the Directors and officers of The Munder Funds, Inc., as a group, owned _____ Class C shares of the Munder Growth Fund, which represented __% of the outstanding Class C shares of that fund. Lee P. Munder and Terry H. Gardner are administrators of a pension plan for employees of Munder Capital Management, which as of the record date owned ______ Class C shares of Munder Growth Fund, which represented __% of the outstanding Class C shares of the Fund. Munder Capital Management and affiliates of Munder Capital Management, through common ownership, owned beneficially _____ Class C shares of Munder Growth Fund, which represented __% of the outstanding Class C shares of that fund.]

     [As of the Record Date, the following persons or "groups" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended the "Exchange Act") owned beneficially or of record five percent or more of the outstanding shares of a class of Munder Growth Fund:_________________________________________________________________, on its
own behalf and on behalf of its clients, owned __ Class A shares (__% of the outstanding Class A shares, _____ Class B shares (__% of the outstanding Class B shares), ____ Class C shares (_% of the outstanding Class C shares) and _____ Class Y shares (__% of the outstanding Class Y shares); __________________________________________ owned _____ _____ Class A shares (__%
of the outstanding Class A shares) __ and Munder Capital Management on its own behalf and on behalf of its clients owned ____ Class C shares (__% of the outstanding Class C shares).]

As of the Record Date, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the Fund.

     Approval of the Plan will require the affirmative vote of a majority of the outstanding shares of the Fund with all classes voting together and not by class. Shareholders of the Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

     Proxies are solicited by mail. Additional solicitations may be made by telephone, telegraph or personal contact by officers or employees of Munder Capital Management and its affiliates or by proxy soliciting firms retained by Munder Capital Management. [Munder Capital Management has retained Proxy Advantage to provide proxy solicitation services in connection with the Meeting at an estimated cost of $ 39, 000. The cost of the solicitation will be borne by the Fund and Munder Growth Fund.

     In the event that sufficient votes to approve the Reorganization are not received by 10:00 a.m. on May __, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders of the Fund.

     The votes of the shareholders of Munder Growth Fund are not being solicited, since their approval or consent is not necessary for the Reorganization to take place.

                          FINANCIAL STATEMENTS AND EXPERTS

     The audited financial statements of the Fund as of June 30, 1997 and the audited financial statements for Munder Growth Fund as of June 30, 1997 have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the reports of Ernst & Young LLP, independent auditors and independent accountants for the Fund and Munder Growth Fund, given on the authority of such firm as expert in accounting and auditing. The unaudited financial statements of the Fund and of Munder Growth Fund as of December 31, 1997 have also been incorporated by reference into the Prospectus/Proxy Statement.

                                   LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of Munder Growth Fund will be passed upon by Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006.

     THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE PLAN INCLUDING THE SALE OF ALL OR SUBSTANTIALLY ALL OF THE ASSETS OF THE FUND TO MUNDER GROWTH FUND, THE TERMINATION OF THE FUND AND THE DISTRIBUTION OF SHARES OF MUNDER GROWTH FUND TO SHAREHOLDERS OF THE FUND,

AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                                                                 EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 24th day of February, 1998, by and between The Munder Funds, Inc. (the "Company"), a Maryland corporation, on behalf of The Munder Multi-Season Growth Fund (the "Acquiring Fund"), a separate investment series of the Company, and Munder Funds Trust (the "Trust"), a Massachusetts business trust, on behalf of the Munder Accelerating Growth Fund (the "Acquired Fund") a separate investment series of the Trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund in exchange solely for Class A, Class B, Class C, Class K and Class Y shares of common stock (the "Shares") of the Acquiring Fund, the assumption by the Acquiring Fund of certain identified liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Company and the Trust are each registered investment companies of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

     WHEREAS, the Company is authorized to issue its shares of common stock in separate series, including the Acquiring Fund, each of which maintains a separate and distinct portfolio of assets; and

     WHEREAS, the Trust is authorized to issue its shares of beneficial interest in separate series, including the Acquired Fund, each of which maintains a separate and distinct portfolio of assets; and

     WHEREAS, the Board of Trustees of the Trust on behalf of the Acquired Fund has determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Directors of the Company on behalf of the Acquiring Fund has determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ALL OR SUBSTANTIALLY ALL OF THE ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF CERTAIN IDENTIFIED ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of the Acquired Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of Class A Acquiring Fund Shares, including fractional Class A Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class A shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Class A Share computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Fund the number of Class B Acquiring Fund Shares, including fractional Class B Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class B Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Class B Share, computed in the manner and as of the time and date set forth in paragraph 2.2;
(iii) to deliver to the Acquired Fund the number of Class C Acquiring Fund Shares, including fractional Class C Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class C Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Class C Share, computed in the manner and as of the time and date set forth in paragraph 2.2;
(iv) to deliver to the Acquired Fund the number of Class K Acquiring Fund shares, including fractional Class K Acquiring Fund shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class K shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Class K share, computed in the manner and as of the time and date set forth in paragraph 2.2;
(v) to deliver to the Acquired Fund the number of Class Y Acquiring Fund shares, including fractional Class Y Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class Y Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund class Y Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (vi) to assume certain liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all or substantially all of the property including, without limitation, such cash, securities, and dividend or interest receivables which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

          (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest; PROVIDED, HOWEVER, that any sale that might call into question the Reorganization as a tax-free reorganization shall not be permitted. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund's investment objectives, policies and restrictions and a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objectives, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date.
In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3 The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by State Street Bank and Trust Company, as administrator of the Acquiring Fund and the Acquired Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Acquired Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities not reflected thereon.

     1.4 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

     1.6 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates on which the Acquired Fund is terminated.

2.   VALUATION

     2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

     2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

     2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per share of an Acquiring Fund share determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by Munder Capital Management or the administrator in accordance with their regular practice as pricing agents for the Acquiring Fund.

     2.5 In carrying out the valuations and calculations required in this section, Class A shares of the Acquiring Fund shall be issued only to the extent of the value of the assets of the Acquired Fund representing the pro rata interest of Class A shares of the Acquired Fund. Class B shares of the Acquiring Fund shall be issued only to the extent of the value of the assets of the Acquired Fund representing the pro rata interest of Class B shares of the Acquired Fund. Class C shares of the Acquiring Fund shall be issued only to the extent of the value of the assets of the Acquired Fund representing the pro rata interest of Class C shares of the Acquired Fund. Class K shares of the Acquiring Fund shall be issued only to the extent of the value of the assets of the Acquired Fund representing the pro rata interest of Class K shares of the Acquired Fund. Class Y shares of the Acquiring Fund shall be issued only to the extent of the value of the assets of the Acquired Fund representing the pro rata interest of Class Y shares of the Acquired Fund.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be May _, 1998, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m., at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, or at such other time and/or place as the parties may agree.

     3.2 State Street Bank and Trust, as sub-custodian for the Acquiring Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that the Acquired

Fund's portfolio securities, cash and any other assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

     3.3 In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4 The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and percentage ownership of outstanding Shares owned by each such shareholder immediately prior to the Closing, certified on behalf of the Company by its President. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 The Trust and the Acquired Fund represent and warrant to the Company and the Acquiring Fund as follows:

          (a) The Trust is a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

          (b) The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect;

          (c) The Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquired Fund is a party or by which it is bound;

          (d) The Trust and the Acquired Fund have no material contracts or other commitments (other than this Agreement) which will be terminated with liability prior to the Closing Date;

          (e) Except as otherwise disclosed in writing to and accepted by the Company and the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Trust, the Acquired Fund or any of their properties or assets (other than that previously disclosed to the other party to the Agreement) which, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business. The Trust and the Acquired Fund know of no facts which might form the basis for the institution of such proceedings and are not parties to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

          (f) The statements of assets and liabilities of the Acquired Fund for the period ended February 28, 1993, for the fiscal years ended February 28, 1994 and 1995, for the period ended June 30, 1995, and for the fiscal years ended June 30, 1996 and 1997, have been audited by Ernst & Young LLP, certified public accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

          (g) Since June 30, 1997, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (g), a decline in net asset value per share of the Acquired Fund Shares shall not constitute a material adverse change;

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return or report is currently under audit and no assessment has been asserted with respect to such returns or reports;

          (i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such;

          (j) All issued and outstanding Shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding Shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's Shares, nor is there outstanding any security other than Class B Shares, convertible into any of the Acquired Fund's Shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed to the Acquiring Fund;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of the Trust's Board of Trustees, and subject to the approval of the Acquired Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Trust and the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Trust and the Acquired Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

          (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the registration statement (the "Registration Statement") referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

     4.2 The Company and the Acquiring Fund represent and warrant to the Trust and the Acquired Fund as follows:

          (a) The Company is a Maryland corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland;

          (b) The Company is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

          (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (d) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets;

          (e) The Company is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company or the Acquiring Fund is a party or by which it is bound;

          (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Company or the Acquiring Fund or any of its properties or assets, except as previously disclosed in writing to the Acquired Fund. The Company and the Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

          (g) The statement of assets and liabilities of the Acquiring Fund for the fiscal year ended December 31, 1993 and 1994 have been audited by Arthur Andersen & Co. LLP, certified public accountants. The statement of assets and liabilities of the Acquiring Fund for the period ended June 30, 1995 and for the fiscal years ended June 30, 1996 and 1997 have been audited by Ernst & Young LLP, certified public accountants. All such statements are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein;

          (h) Since June 30, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares shall not constitute a material adverse change;

          (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return or report is currently under audit and no assessment has been asserted with respect to such returns or reports;

          (j) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and the Acquiring Fund intends to do so in the future;

          (k) At the date hereof, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership thereof. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security other than Class B shares, convertible into any Acquiring Fund Shares;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions, if any, on the part of the Company's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Company and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and nonassessable with no personal liability attaching to the ownership thereof;

          (n) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; and

          (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND, THE COMPANY, THE ACQUIRED FUND AND THE
TRUST

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

     5.2 The Trust will call a meeting of the Acquired Fund's shareholders to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 The Trust and the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's Shares.

     5.5 Subject to the provisions of this Agreement, the Company, the Acquiring Fund, the Trust and the Acquired Fund each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's President or Vice President and its Treasurer.

     5.7 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.l(n), all to be included in a registration statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE ACQUIRED FUND

     The obligations of the Trust and the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Company and the Acquiring Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Company and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 The Company shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Company and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

     6.3 The Trust shall have received on the Closing Date a favorable opinion from Dechert Price & Rhoads, counsel to the Company and the Acquiring Fund, dated as of the Closing Date, covering the following points:

     That (a) the Acquiring Fund is a series of the Company which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted;
     (b) the Agreement has been duly authorized, executed and delivered by the Company on behalf of the Acquiring Fund and, assuming that the Prospectus, Registration Statement and Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution and delivery of the Agreement by the Company on behalf of the Acquiring Fund, is a valid and binding obligation of the Company enforceable against the Company and the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights gen erally and to general equity principles;
     (c) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Company's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel) to which the Company or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Acquiring Fund is a party or by which it is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States, the State of Maryland or Commonwealth of Massachusetts is required for the consummation by the Company and the

     Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities law; (f) only insofar as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required; (h) the Company is registered as an investment company under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Company or the Acquiring Fund or any of their properties or assets and neither the Company nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement. In addition, such counsel also shall state that they have participated in conferences with officers and other representatives of the Company and the Acquiring Fund at which the contents of the Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of officers and other representatives of the Company and the Acquiring Fund), no facts have come to their attention that lead them to believe that the Proxy Statement as of its date, as of the date of the Acquired Fund shareholders' meeting and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary to make the statements therein regarding the Acquiring Fund, in light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data or as to the information relating to the Trust and the Acquired Fund, contained in the Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust, the Acquired Fund, its Trustees and its officers. (Such counsel may rely as to matters governed by the laws of the State of Maryland on an opinion of Maryland counsel.) Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request. Finally, such opinion need not opine with respect to the applicability of Section 17(a) under the 1940 Act and Rule 17a-8 thereunder.

     In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY AND THE ACQUIRING FUND

     The obligations of the Company and the Acquiring Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Trust and the Acquired Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Trust and the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust;

     7.3 The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name and on behalf of the Acquired Fund by its President or Executive Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust and the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

     7.4 The Company shall have received on the Closing Date a favorable opinion of Dechert Price & Rhoads, counsel to the Acquired Fund, covering the following points:

     That (a) the Acquired Fund is a series of the Trust which is a Massachusetts business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the statutory power to own all of its properties and assets and to carry on its business as presently conducted; (b) the Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Acquired Fund and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust and the Acquired Fund enforceable against the Trust and the Acquired Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust's Declaration of Trust or Code of Regulations or any provision of any agreement (known to such counsel) to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Trust or the Acquired Fund is a party or by which it is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts or State of Maryland is required for the consummation by the Trust and the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) only insofar as they relate to the Trust and the Acquired Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (f) such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Trust and the Acquired Fund existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Proxy Statement or to be filed as exhibits to the Registration Statement which are not described and filed as required; (g) the Trust is registered as an investment company under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its respective properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Proxy Statement. Such counsel also shall state that they have participated in conferences with officers and other representatives of the Trust and the Acquired Fund at which the contents of the Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement (except to the extent indicated in paragraph (e) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of officers and other representatives of the Trust and the Acquired Fund), no facts have come to their attention that lead them to believe that the Proxy Statement as of its date, as of the date of the Acquired Fund's shareholder meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Trust or the Acquired Fund or necessary in the light of the circumstances under which they were made, to make the statements therein regarding the Trust or the Acquired Fund not misleading. Such counsel may rely as to matters governed by the Commonwealth of Massachusetts, on an opinion of Massachusetts counsel.
     Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquiring Fund, contained in the Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Company, its Directors and its officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Company or the Acquiring Fund may reasonably request. Finally, the opinion need not opine upon any issues arising from the applicability of Section 17(a) under the 1940 Act and Rule 17a-8 thereunder.

     In this paragraph 7.4, references to the Proxy Statement include and relate to only the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     Immediately prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which together with all previous dividends shall have the effect of distributing to its stockholders all of its net capital gain for the taxable year that ends on the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY, THE ACQUIRING FUND, THE TRUST AND THE ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust and Code of Regulations and certified copies of the votes evidencing such approval shall have been delivered to the Company and the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 The Acquired Fund and the Acquiring Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund and the Acquiring Fund's shareholders all of each of the fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryforward);

     8.6 The parties shall have received an opinion of Dechert Price & Rhoads, addressed to the Company and the Trust, substantially to the effect that the transaction contemplated by this Agreement constitutes a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert Price & Rhoads of representations it shall request of the Company and the Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

9.   BROKERAGE FEES AND EXPENSES

     9.1 The Acquiring Fund and the Acquired Fund each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 (a) Except as may be otherwise provided herein, the Acquired Fund and the Acquiring Fund shall each be liable for its expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by the Acquired Fund hereunder shall include the expenses of: (i) its counsel and independent accountants associated with Reorganization; (ii) printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund's custodian and transfer agent incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund's portfolio on the Closing Date. The expenses payable by the Acquiring Fund hereunder shall include: (i) fees and expenses of its counsel and independent accountants associated with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund's custodian and transfer agent incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund's portfolio on the Closing Date.

     (b) Consistent with the provisions of paragraph 1.3, the Acquired Fund, prior to the Closing, shall pay for or include in the unaudited statement of assets and liabilities prepared pursuant to paragraph 1.3 all of its known and reasonably estimated expenses associated with the transactions contemplated by this Agreement.

10.  ENTIRE AGREEMENT, SURVIVAL OF WARRANTIES

     10.1 The Company, the Acquiring Fund, the Trust and the Acquired Fund agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.   TERMINATION

     11.1 This Agreement may be terminated at any time at or prior to the Closing Date: (1) by mutual agreement of the Acquired Fund and the Acquiring Fund; (2) by the Acquired Fund in the event the Acquiring Fund or the Company shall, or by the Acquiring Fund in the event the Acquired Fund or the Trust shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) if a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of either the Trust or the Company, or their respective Trustees or Directors, or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund, 480 Pierce Street, Birmingham, Michigan 48009, Attention: Lisa A. Rosen; or to the Acquired Fund, 480 Pierce Street, Birmingham, Michigan 48009, Attention: Lisa
A. Rosen.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW, ASSIGNMENT, LIMITATION OF LIABILITY

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 The name of the Munder Funds Trust and the Trustees of the Munder Funds Trust refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated August 30, 1989, as amended, which is hereby referred to and a copy of which is on file at the office of the State Secretary of The Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, officers, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, officers, representatives or agents of the Trust personally, but bind only the Trust Property (as defined in the Trust's Declaration of Trust), and all persons dealing with any class of shares of the Trust must look solely to the Trust Property belonging to such class for the enforcement of any claims against the Trust.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board, President or Vice President and its seal to be affixed hereto and attested by its Secretary.



                                        THE MUNDER FUNDS, INC.
                                        on behalf of Munder
                                        Multi-Season Growth Fund



Attest:                                 By:___________________________

                                        Name:_________________________
______________________________
Lisa A. Rosen                           Title:________________________
Secretary


                                        MUNDER FUNDS TRUST
                                        on behalf of Munder
                                        Accelerating Growth Fund



Attest:                                 By:___________________________

                                        Name:_________________________
______________________________
Lisa A. Rosen                           Title:________________________
Secretary

                               THE MUNDER FUNDS, INC.

                                       PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                                   April  , 1998

                            Acquisition of the Assets of

                          MUNDER ACCELERATING GROWTH FUND

                          By and in Exchange for Shares of

                          MUNDER MULTI-SEASON GROWTH FUND

                                 480 Pierce Street
                                Birmingham, MI 48009
                                   (248) 647-9201

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated April , 1998, relating specifically to the proposed transfer of all or substantially all of the assets and liabilities of the Munder Accelerating Growth Fund of The Munder Funds Trust in exchange for shares of the Munder Multi-Season Growth Fund of The Munder Funds, Inc. To obtain a copy of the Prospectus/Proxy, please write to The Munder Funds, Inc., 480 Pierce Street, Birmingham, MI 48009 or call (248) 647-9201. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional Information:

     1.   The Statement of Additional Information dated October 29, 1997;

     2. Annual Report of The Munder Funds (Class A, B, C and Y) for the fiscal year ended June 30, 1997 (previously filed on EDGAR, Accession No:
     0000927405-97-000319);

     3. Annual Report of the Munder Funds (Class K) for the fiscal year ended June 30, 1997 (previously filed on EDGAR, Accession No.:
     0000927405-97-000319);

     4. Semi-Annual Report of The Munder Funds (Class A, B, C and Y) for the period ended December 31, 1997 (previously filed on EDGAR, Accession No.:
     0000894192-98-000001);

     5. Semi-Annual Report of The Munder Funds (Class K) for the period ended December 31, 1997 (previously filed on EDGAR, Accession No.:
     0000894192-98-000001);

     6. Pro forma financial statements of the Munder Multi-Season Growth Fund and the Munder Accelerating Growth Fund giving effect to the proposed Reorganization described in the Prospectus/Proxy as of December 31, 1997.

                                      The Munder Funds, Inc.
                                 Munder Multi-Season Growth Fund
                   Pro Forma Combining Statement of Assets and Liabilities
                                       December 31, 1997
                                          (Unaudited)


                                                             MUNDER            MUNDER
                                                           MULTI-SEASON     ACCELERATING                       PRO FORMA
                                                           GROWTH FUND      GROWTH FUND      ADJUSTMENTS     COMBINED (NOTE 1)
                                                           ------------     -------------    -----------    ----------------
ASSETS
Investments, at value
  See accompanying schedules:
  Securities                                               $660,401,294     $137,408,920                     $ 797,810,214
  Repurchase Agreements                                      12,986,000       48,088,000                        61,074,000
                                                           ------------     -------------    -----------     ----------------
Total Investments                                           673,387,294      185,496,920                       858,884,214
Cash                                                              1,714              251                             1,965
Interest Receivable                                               2,164            8,570                            10,734
Dividends Receivable                                            603,148          108,443                           711,591
Receivable for Fund shares sold                                 672,807          109,236                           782,043
Unamortized organization costs                                   24,454              -                              24,454
Prepaid expenses                                                 32,857           36,395                            69,252
                                                           ------------     -------------    -----------     ----------------
     Total Assets                                           674,724,438      185,759,815                       860,484,253

LIABILITIES
Payable for Fund shares redeemed                              1,183,475        1,177,273                         2,360,748
Investment advisory fee payable                                 432,598          120,305                           552,903
Administration fee payable                                       60,826           17,483                            78,309
Shareholder servicing fees payable                               53,531           15,744                            69,275
Distribution fees payable                                       153,613            2,980                           156,593
Transfer agent fee payable                                        8,000            1,589                             9,589
Custodian fees payable                                           67,662           30,024                            97,686
Accrued Trustees'/Directors' fees and expenses                    1,638              160                             1,798
Accrued expenses and other payables                             142,372           65,710                           208,082
                                                           ------------     -------------    -----------     ----------------
     Total Liabilities                                        2,103,715        1,431,268                         3,534,983

NET ASSETS                                                 $672,620,723     $184,328,547                     $ 856,949,270
                                                           ------------     -------------    -----------     ----------------
                                                           ------------     -------------    -----------     ----------------
Investments, at cost                                       $476,206,257     $157,368,552                     $ 633,574,809
                                                           ------------     -------------    -----------     ----------------
                                                           ------------     -------------    -----------     ----------------


NET ASSETS CONSIST OF:
  Capital shares                                           $456,131,362     $145,546,633                     $ 601,677,995
  Accumulated net investment income                              68,337          108,889                           177,226
  Accumulated net realized gain                              19,239,987       10,544,657                        29,784,644
  Net unrealized appreciation                               197,181,037       28,128,368                       225,309,405
                                                           ------------     -------------    -----------     ----------------
                                                           $672,620,723     $184,328,547                     $ 856,949,270
                                                           ------------     -------------    -----------     ----------------

                        See notes to pro forma financial statements.

                                      The Munder Funds, Inc.
                                 Munder Multi-Season Growth Fund
                Pro Forma Combining Statement of Assets and Liabilities (Cont'd)
                                       December 31, 1997
                                          (Unaudited)


                                                              MUNDER           MUNDER
                                                           MULTI-SEASON     ACCELERATING                       PRO FORMA
                                                           GROWTH FUND      GROWTH FUND      ADJUSTMENTS     COMBINED (NOTE 1)
                                                           ------------     -------------    -----------     ----------------
NET ASSETS:
  Class A Shares                                           $ 19,970,627     $  8,852,525                     $ 28,823,152
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

  Class B Shares                                           $ 92,316,843     $    787,703                     $ 93,104,546
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

  Class C Shares                                           $ 10,887,401     $    187,409                     $ 11,074,810
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

  Class K Shares                                           $255,542,859     $ 67,888,180                     $323,431,039
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

  Class Y Shares                                           $293,902,993     $106,612,730                     $400,515,723
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

SHARES OUTSTANDING:
  Class A Shares                                              1,042,953          783,609       (321,336)(a)     1,505,226
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

  Class B Shares                                              4,975,982           72,656        (30,192)(a)     5,018,446
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

  Class C Shares                                                586,279           17,028         (6,936)(a)       596,371
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

  Class K Shares                                              13,359,204       6,002,742     (2,453,961)(a)    16,907,985
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

  Class Y Shares                                              15,209,481       9,286,349     (3,768,092)(a)    20,727,738
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

CLASS A SHARES:
  Net asset value and redemption price per share           $       19.15    $     11.30      $     -         $      19.15
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------
  Maximum sales charge                                              5.50%          5.50%                             5.50%
  Maximum offering price per share                         $       20.26    $     11.96      $     -         $      20.26
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

CLASS B SHARES:
  Net asset value and offering price per share*            $      18.55     $     10.84      $     -         $      18.55
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

CLASS C SHARES:
  Net asset value and offering price per share*            $      18.57     $     11.01      $     -         $      18.57
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

CLASS K SHARES:
  Net asset value, offering price and redemption
  price per share                                          $      19.13     $     11.31      $     -         $      19.13
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

CLASS Y SHARES:
  Net asset value, offering price and redemption
  price per share                                          $      19.32     $     11.48      $     -         $      19.32
                                                           ------------     -------------    ----------     ----------------
                                                           ------------     -------------    ----------     ----------------

 * - Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.
(a) - Adjustment to reflect the issuance of Munder Multi-Season Growth Fund shares in exchange for shares of Munder Accelerating Growth Fund in connection with the proposed reorganization.

                        See notes to pro forma financial statements.

                                      The Munder Funds, Inc.
                                 Munder Multi-Season Growth Fund
                           Pro Forma Combining Statement of Operations
                         For the Six Month Period Ended December 31, 1997
                                          (Unaudited)

                                                              MUNDER           MUNDER
                                                           MULTI-SEASON     ACCELERATING                       PRO FORMA
                                                           GROWTH FUND      GROWTH FUND      ADJUSTMENTS     COMBINED (NOTE 1)
                                                           ------------     -------------    -----------     ----------------
INVESTMENT INCOME:
Interest                                                   $ 1,152,079      $   943,073                      $  2,095,152
Dividends (net of withholding tax of $4,944)                 2,784,974          553,279                         3,338,253
                                                           ------------     -------------    -----------     ----------------
     Total investment income                                 3,937,053        1,496,352           -             5,433,405
                                                           ------------     -------------    -----------     ----------------
EXPENSES:
Distribution and shareholder servicing fees
   Class A Shares                                               23,975           12,226                            36,201
   Class B Shares                                              451,030            2,745                           453,775
   Class C Shares                                               51,208            1,017                            52,225
Shareholder servicing fees
   Class K                                                     315,130          111,476                           426,606
Investment advisory fee                                      2,866,503          833,035                         3,699,538
Administration fee                                             322,207          119,855                           442,062
Transfer agent fee                                              58,164           21,551         (2,000)(a)         77,715
Custodian fee                                                   75,689           32,642         (2,000)(a)        106,331
Legal and audit fees                                            24,637            9,765         (6,000)(a)         28,402
Trustees'/Directors' fees and expenses                           8,832            3,264                            12,096
Amortization of organization costs                              24,865              -                              24,865
Registration and filing fees                                    23,987           19,233         (9,000)(a)         34,220
Other                                                          118,201           16,199        (15,000)(a)        119,400
                                                           ------------     -------------    -----------     ----------------
     Total expenses                                          4,364,428        1,183,008        (34,000)         5,513,436

Fees waived an/or expenses reimbursed by investment
   advisor                                                    (627,047)             -          (65,485)(b)       (692,532)
                                                           ------------     -------------    -----------     ----------------
     Net expenses                                            3,737,381        1,183,008        (99,485)         4,820,904
                                                           ------------     -------------    -----------     ----------------

NET INVESTMENT INCOME                                          199,672          313,344        (99,485)           612,501
                                                           ------------     -------------    -----------     ----------------

NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
   Securities transactions                                  24,431,703       42,305,627                        66,737,330
   Forward contracts                                            -               184,528                           184,528
Net change in unrealized appreciation/(depreciation)
   of securities                                            39,940,770      (25,265,235)                       14,675,535
                                                           ------------     -------------    -----------     ----------------
     Net realized and unrealized gain/(loss)
       on investments                                       64,372,473       17,224,920            -           81,597,393
                                                           ------------     -------------    -----------     ----------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $64,572,145      $17,538,264      $ (99,485)       $82,209,894
                                                           ------------     -------------    -----------     ----------------
                                                           ------------     -------------    -----------     ----------------

(a) - Adjustment to reflect expected savings due to economies of scale.
(b) - Adjustment to limit expenses at the pro forma Total Fund Operating Expense ratios.

                        See notes to pro forma financial statements.

                                The Munder Funds, Inc.
                           Munder Multi-Season Growth Fund

                     Pro Forma Combining Schedule of Investments

                                  December 31, 1997
                                     (Unaudited)

                      SHARES                                                                               MARKET VALUE
------------------------------------------------                                           -----------------------------------------
        MUNDER                                                                                MUNDER
        MULTI-         MUNDER            PRO                                                  MULTI-         MUNDER         PRO
        SEASON      ACCELERATING        FORMA                                                 SEASON      ACCELERATING     FORMA
        GROWTH         GROWTH          COMBINED                                               GROWTH         GROWTH       COMBINED
         FUND           FUND           (NOTE 1)                DESCRIPTION                     FUND           FUND        (NOTE 1)
   -------------   ---------------   ----------- ----------------------------------------  -------------  ------------ -------------
                                                  COMMON STOCK - 93.1%

                                                  ADVERTISING --1.9%

        393,600              -        393,600          Omnicom, Inc.                       $ 16,678,800   $          - $ 16,678,800
                                                                                           ------------   ------------ ------------
                                                  AEROSPACE -- 1.2%

         98,075              -         98,075          Sundstrand Corporation                 4,940,528              -    4,940,528
         77,450              -         77,450          United Technologies Corporation        5,639,328              -    5,639,328
                                                                                           ------------   ------------ ------------
                                                                                             10,579,856              -   10,579,856
                                                                                           ------------   ------------ ------------

                                                  AUTOMOBILE PARTS & EQUIPMENT -- 3.1%

        279,750              -        279,750          Johnson Controls, Inc.                13,358,063              -   13,358,063
        276,653              -        276,653          Mark IV Industries, Inc.               6,051,784              -    6,051,784
              -         37,800         37,800          Lear Corporation *                             -      1,795,500    1,795,500
              -        195,200        195,200          Miller Industries, Inc. *                      -      2,098,400    2,098,400
              -         83,380         83,380          Tower Automotive, Inc. *                       -      3,507,171    3,507,171
                                                                                           ------------   ------------ ------------
                                                                                             19,409,847      7,401,071   26,810,918
                                                                                           ------------   ------------ ------------

                                                  BANKING AND FINANCIAL SERVICES -- 12.4%

        226,000              -        226,000          Associates First Capital Corporation  16,074,250              -   16,074,250
         82,375         67,400        149,775          BankAmerica Corporation                6,013,375      4,920,200   10,933,575
        111,117         79,620        190,737          Charter One Financial, Inc.            7,014,261      5,026,013   12,040,274
        117,125         21,400        138,525          Chase Manhattan Corporation           12,825,187      2,343,300   15,168,487
              -        112,300        112,300          Finova Group, Inc.                             -      5,579,906    5,579,906
        323,825         52,500        376,325          Green Tree Financial Corporation       8,480,167      1,374,844    9,855,011
              -         31,700         31,700          GreenPoint Financial Corporation               -      2,300,231    2,300,231
        126,775              -        126,775          MGIC Investment Corporation            8,430,538              -    8,430,538
        316,000              -        316,000          Norwest Corporation                   12,205,500              -   12,205,500
        132,000              -        132,000          Summit Bancorp                         7,029,000              -    7,029,000
         61,875              -         61,875          U.S. Bancorp                           6,926,133              -    6,926,133
                                                                                           ------------   ------------ ------------
                                                                                             84,998,411     21,544,494  106,542,905
                                                                                           ------------   ------------ ------------
                                                  BUILDING MATERIALS -- 1.2%

        363,275              -        363,275          Sherwin-Williams Company              10,080,881              -   10,080,881
                                                                                           ------------   ------------ ------------


                                                 See notes to pro forma financial statements

                                The Munder Funds, Inc.
                           Munder Multi-Season Growth Fund

                     Pro Forma Combining Schedule of Investments

                                  December 31, 1997
                                     (Unaudited)

                      SHARES                                                                               MARKET VALUE
------------------------------------------------                                           -----------------------------------------
        MUNDER                                                                                MUNDER
        MULTI-         MUNDER            PRO                                                  MULTI-         MUNDER         PRO
        SEASON      ACCELERATING        FORMA                                                 SEASON      ACCELERATING     FORMA
        GROWTH         GROWTH          COMBINED                                               GROWTH         GROWTH       COMBINED
         FUND           FUND           (NOTE 1)                DESCRIPTION                     FUND           FUND        (NOTE 1)
   -------------   ---------------   ----------- ----------------------------------------  -------------  ------------ -------------
                                                  COMMON STOCK - (CONT'D)

                                                  BUSINESS EQUIPMENT AND SUPPLIES -- 1.9%

        275,300              -        275,300          Avery Dennison Corporation            12,319,675              -   12,319,675
                                                       Pitney Bowes, Inc.                             -      4,397,944    4,397,944
                                                                                           ------------   ------------ ------------
                                                                                             12,319,675      4,397,944   16,717,619
                                                                                           ------------   ------------ ------------

                                                  BUSINESS SERVICES -- 4.1%

        249,700              -        249,700          Automatic Data Processing, Inc.       15,325,337              -   15,325,337
        212,175              -        212,175          Equifax, Inc.                          7,518,952              -    7,518,952
        430,188              -        430,188          First Data Corporation                12,582,999              -   12,582,999
                                                                                           ------------   ------------ ------------
                                                                                             35,427,288              -   35,427,288
                                                                                           ------------   ------------ ------------

                                                  COMMERCIAL SERVICES -- 3.8%

              -         47,800         47,800          ABR Information Services, Inc. *               -      1,141,225    1,141,225
        636,687        206,773        843,460          Cendant Corporation*                  21,886,116      7,107,822   28,993,938
              -        112,500        112,500          Equity Corporation International *             -      2,601,563    2,601,563
                                                                                           ------------   ------------ ------------
                                                                                             21,886,116     10,850,610   32,736,726
                                                                                           ------------   ------------ ------------

                                                  COMMUNICATION EQUIPMENT -- 0.4%

              -         60,300         60,300          Tellabs, Inc. *                                -      3,188,363    3,188,363
                                                                                           ------------   ------------ ------------

                                                  COMPUTER HARDWARE, SOFTWARE OR SERVICES -- 9.1%

        130,975         69,000        199,975          Adaptec, Inc.*                         4,862,447      2,561,625    7,424,072
        124,425              -        124,425          BMC Software, Inc. *                   8,165,391              -    8,165,391
        372,600              -        372,600          Cabletron Systems, Inc.*               5,589,000              -    5,589,000
        235,800              -        235,800          CISCO Systems, Inc. *                 13,145,850              -   13,145,850
              -        105,500        105,500          Fiserv, Inc.*                                  -      5,182,688    5,182,688
        204,525              -        204,525          Hewlett-Packard Company               12,782,812              -   12,782,812
         74,750              -         74,750          Intel Corporation                      5,251,187              -    5,251,187
              -        277,000        277,000          Iomega Corporation *                           -      3,445,188    3,445,188
        185,768              -        185,768          Oracle Systems Corporation *           4,144,949              -    4,144,949
        132,350         45,150        177,500          Parametric Technology Corporation *    6,270,081      2,138,981    8,409,062
              -        106,000        106,000          Saville Systems, ADR*                          -      4,399,000    4,399,000
                                                                                           ------------   ------------ ------------
                                                                                             60,211,717     17,727,482   77,939,199
                                                                                           ------------   ------------ ------------



                                                 See notes to pro forma financial statements

                                The Munder Funds, Inc.
                           Munder Multi-Season Growth Fund

                     Pro Forma Combining Schedule of Investments

                                  December 31, 1997
                                     (Unaudited)

                   SHARES                                                                            MARKET VALUE
--------------------------------------------                                           ---------------------------------------
  MUNDER                                                                                 MUNDER
  MULTI-           MUNDER           PRO                                                  MULTI-        MUNDER         PRO
  SEASON        ACCELERATING       FORMA                                                 SEASON     ACCELERATING     FORMA
  GROWTH           GROWTH         COMBINED                                               GROWTH        GROWTH       COMBINED
   FUND             FUND          (NOTE 1)                  DESCRIPTION                   FUND          FUND        (NOTE 1)
-----------     ------------    ------------   -------------------------------------   ----------    -----------  ------------
                                               COMMON STOCK - (CONT'D)

                                               CONSUMER NON-DURABLES -- 0.6%

   118,325              -          118,325        Newell Company                         5,028,813              -    5,028,813
                                                                                       -----------     ----------   ----------

                                               DIVERSIFIED -- 9.1%

   230,000              -          230,000        AlliedSignal Corporation               8,955,625              -    8,955,625
         -        107,600          107,600        Corrections Corporation of
                                                  America *                                      -      3,987,925    3,987,925
   220,200         46,600          266,800        Textron, Inc.                         13,762,500              -   13,762,500
   478,050              -          478,050        Thermo Electron Corporation *         21,273,225      2,912,500   24,185,725
   456,500        152,300          608,800        Tyco International Ltd.               20,571,031      6,863,019   27,434,050
                                                                                       -----------     ----------   ----------
                                                                                        64,562,381     13,763,444   78,325,825
                                                                                       -----------     ----------   ----------
                                               DRUGS -- 5.9%

   202,400              -          202,400        Amgen, Inc.*                          10,954,900              -   10,954,900
   131,875              -          131,875        Merck & Co., Inc.                     14,011,719              -   14,011,719
   117,600              -          117,600        Pfizer, Inc.                           8,768,550              -    8,768,550
   232,500              -          232,500        Schering-Plough Corporation           14,444,062              -   14,444,062
         -         17,400           17,400         Warner-Lambert Company                        -      2,157,600    2,157,600
                                                                                       -----------     ----------   ----------
                                                                                        48,179,231      2,157,600   50,336,831
                                                                                       -----------     ----------   ----------


                                               ELECTRICAL EQUIPMENT -- 3.4%

   220,975              -          220,975        Emerson Electric Company              12,471,277              -   12,471,277
   221,300              -          221,300        General Electric Company              16,237,887              -   16,237,887
                                                                                       -----------     ----------   ----------
                                                                                        28,709,164              -   28,709,164
                                                                                       -----------     ----------   ----------


                                               FOOD AND BEVERAGES -- 2.0%

   240,250         73,400          313,650        Sara Lee Corporation                  13,529,078      4,133,338   17,662,416
                                                                                       -----------     ----------   ----------


                                               HOME FURNISHINGS -- 0.7%

   142,050              -          142,050        Leggett & Platt, Inc.                  5,948,344              -    5,948,344
                                                                                       -----------     ----------   ----------

                                               HOUSEHOLD PRODUCTS -- 0.7%

   116,141              -          116,141        Lancaster Colony Corporation           6,547,449              -    6,547,449
                                                                                       -----------     ----------   ----------

                                 See notes to pro forma financial statements

                                The Munder Funds, Inc.
                           Munder Multi-Season Growth Fund

                     Pro Forma Combining Schedule of Investments

                                  December 31, 1997
                                     (Unaudited)

                   SHARES                                                                            MARKET VALUE
--------------------------------------------                                           ---------------------------------------
  MUNDER                                                                                 MUNDER
  MULTI-           MUNDER           PRO                                                  MULTI-        MUNDER         PRO
  SEASON        ACCELERATING       FORMA                                                 SEASON     ACCELERATING     FORMA
  GROWTH           GROWTH         COMBINED                                               GROWTH        GROWTH       COMBINED
   FUND             FUND          (NOTE 1)                  DESCRIPTION                   FUND          FUND        (NOTE 1)
-----------     ------------    ------------   -------------------------------------   ----------    -----------  ------------
                                               COMMON STOCK - (CONT'D)

                                               INSURANCE -- 2.9%

   101,762              -          101,762        American International Group, Inc.    11,066,617              -   11,066,617
   202,400              -          202,400        MBIA, Inc.                            13,522,850              -   13,522,850
                                                                                       -----------     ----------   ----------
                                                                                        24,589,467              -   24,589,467
                                                                                       -----------     ----------   ----------


                                               LODGING -- 0.3%

         -         71,600           71,600        CapStar Hotel Company*                         -      2,456,775    2,456,775
                                                                                       -----------     ----------   ----------

                                               MACHINERY -- 0.3%

     50,000              -          50,000        Donaldson Company, Inc.                 2,253,125              -    2,253,125
                                                                                        -----------     ----------   ----------

                                               MANUFACTURED HOUSING -- 1.4%

    667,143              -         667,143        Clayton Homes, Inc.                    12,008,574              -   12,008,574
                                                                                        -----------     ----------   ----------

                                               MEDICAL INSTRUMENTS, SERVICES, AND
                                                SUPPLIES -- 4.0%

          -         38,100          38,100         Elan Corporation Plc, ADR *                    -      1,950,244    1,950,244
          -         84,000          84,000         HBO & Company                                  -      4,032,000    4,032,000
    512,500        201,500         714,000         HEALTHSOUTH Corporation *             14,221,875      5,591,625   19,813,500
    110,000              -         110,000         Johnson & Johnson Company              7,246,250              -    7,246,250
          -         51,021          51,021         Total Renal Care Holdings, Inc. *              -      1,403,078    1,403,078
                                                                                        -----------     ----------   ----------
                                                                                         21,468,125     12,976,947   34,445,072
                                                                                        -----------     ----------   ----------

                                               OIL EQUIPMENT AND SERVICES -- 4.4%

          -         82,600          82,600         Diamond Offshore Drilling, Inc.                -      3,975,125    3,975,125
          -         80,000          80,000         Precision Drilling Corp *                      -      1,950,000    1,950,000
    202,700              -         202,700         Reading & Bates Corporation *          8,488,062              -    8,488,062
     74,150              -          74,150         Schlumberger Ltd.                      5,969,075              -    5,969,075
    293,300              -         293,300         Transocean Offshore, Inc.             14,133,394              -   14,133,394
          -         79,900          79,900         Veritas DGC, Inc. *                            -      3,156,050    3,156,050
                                                                                        -----------     ----------   ----------
                                                                                         28,590,531      9,081,175   37,671,706
                                                                                        -----------     ----------   ----------

                                               PUBLISHING -- 0.3%
          -         40,900          40,900         Applied Graphics Technologies *                -      2,177,926    2,177,926
                                                                                        -----------     ----------   ----------


                                 See notes to pro forma financial statements

                               The Munder Funds, Inc.
                          Munder Multi-Season Growth Fund

                    Pro Forma Combining Schedule of Investments

                                 December 31, 1997
                                    (Unaudited)

                  SHARES                                                                               MARKET VALUE
-------------------------------------------                                            -------------------------------------------
   MUNDER                                                                                  MUNDER
   MULTI-         MUNDER           PRO                                                     MULTI-         MUNDER          PRO
   SEASON      ACCELERATING       FORMA                                                    SEASON      ACCELERATING      FORMA
   GROWTH         GROWTH         COMBINED                                                  GROWTH         GROWTH        COMBINED
    FUND           FUND          (NOTE 1)                  DESCRIPTION                      FUND           FUND         (NOTE 1)
------------  --------------  -------------  ----------------------------------------  --------------  -------------  ------------
                                             COMMON STOCK - (CONT'D)

                                             RAILROAD -- 1.3%

   318,400              -        318,400          Illinois Central Corporation            10,845,500              -     10,845,500
                                                                                       --------------  -------------  ------------
                                             REAL ESTATE -- 0.4%
         -         45,500         45,500          Mack-Cali Realty Corporation                     -      1,865,500      1,865,500
         -         38,000         38,000          Spieker Properties, Inc.                         -      1,629,250      1,629,250
                                                                                       --------------  -------------  ------------
                                                                                                   -      3,494,750      3,494,750
                                                                                       --------------  -------------  ------------
                                             RECREATION --1.9%

   260,475              -        260,475          Carnival Corporation, Class A           14,423,803              -     14,423,803
         -         76,400         76,400          Signature Resorts, Inc. *                        -      1,671,250      1,671,250
                                                                                       --------------  -------------  ------------
                                                                                          14,423,803      1,671,250     16,095,053
                                                                                       --------------  -------------  ------------
                                             RESTAURANTS -- 2.1%

   111,600              -        111,600          Cracker Barrel Old Country Store,
                                                    Inc.                                   3,724,650              -      3,724,650
   595,775              -        595,775          Wendy's International, Inc.             14,335,836              -     14,335,836
                                                                                       --------------  -------------  ------------
                                                                                          18,060,486              -     18,060,486
                                                                                       --------------  -------------  ------------
                                             RETAIL - SPECIALTY --7.1%

   316,170              -        316,170          Consolidated Stores Corporation *       13,891,719              -     13,891,719
   189,950              -        189,950          Costco Companies, Inc.*                  8,476,519              -      8,476,519
   258,025              -        258,025          General Nutrition Companies, Inc. *      8,772,850              -      8,772,850
   264,200              -        264,200          Home Depot, Inc.                        15,554,775              -     15,554,775
         -        129,400        129,400          Pier 1 Imports, Inc.                             -      2,927,675      2,927,675
         -        160,700        160,700          The Sports Authority, Inc.*                      -      2,370,325      2,370,325
         -         44,600         44,600          TJX Companies, Inc.                              -      1,533,125      1,533,125
   218,450              -        218,450          Walgreen Company                         6,853,869                     6,853,869
                                                                                       --------------  -------------  ------------
                                                                                          53,549,732      6,831,125     60,380,857
                                                                                       --------------  -------------  ------------
                                             TELECOMMUNICATIONS --4.4%

         -         47,300         47,300          ADC Telecommunications, Inc. *                   -      1,974,775      1,974,775
   242,600              -        242,600          Century Telephone Enterprises           12,084,513              -     12,084,513
         -         29,100         29,100          Lucent Technologies, Inc.                        -      2,324,363      2,324,363


                     See notes to pro forma financial statements

                               The Munder Funds, Inc.
                          Munder Multi-Season Growth Fund

                    Pro Forma Combining Schedule of Investments

                                 December 31, 1997
                                    (Unaudited)

                  SHARES                                                                               MARKET VALUE
-------------------------------------------                                            -------------------------------------------
   MUNDER                                                                                  MUNDER
   MULTI-         MUNDER           PRO                                                     MULTI-         MUNDER          PRO
   SEASON      ACCELERATING       FORMA                                                    SEASON      ACCELERATING      FORMA
   GROWTH         GROWTH         COMBINED                                                  GROWTH         GROWTH        COMBINED
    FUND           FUND          (NOTE 1)                  DESCRIPTION                      FUND           FUND         (NOTE 1)
------------  --------------  -------------  ----------------------------------------  --------------  -------------  ------------
                                             COMMON STOCK - (CONT'D)

                                             TELECOMMUNICATIONS --(CONT'D)
         -         87,300         87,300          Teleport Communications Group Inc.*              -      4,790,588      4,790,588
   389,925        147,600        537,525          WorldCom, Inc.*                         11,795,231      4,464,900     16,260,131
                                                                                       --------------  -------------  ------------
                                                                                          23,879,744     13,554,626     37,434,370
                                                                                       --------------  -------------  ------------
                                             TOYS -- 0.8%

   178,125              -        178,125          Mattel, Inc.                             6,635,156              -      6,635,156
                                                                                       --------------  -------------  ------------

                                             TOTAL COMMON STOCK (Cost $572,500,809)     660,401,294     137,408,920    797,810,214
                                                                                       --------------  -------------  ------------

 PRINCIPAL      PRINCIPAL    PRINCIPAL
   AMOUNT         AMOUNT       AMOUNT        REPURCHASE AGREEMENT -- 7.1%
------------  --------------  -------------
$12,986,000             -   $ 12,986,000          Agreement with State Street Bank
                                                  and Trust Company, 6.000% dated
                                                  12/31/97, to be repurchased at
                                                  $12,990,329 on 01/02/98,
                                                  collateralized by $11,670,000
                                                  U.S. Treasury Note, 6.875%
                                                  maturing 08/15/25 (value
                                                  $13,249,103)                            12,986,000              -     12,986,000

          -     8,088,000      8,088,000          Agreement with State Street Bank
                                                  and Trust Company, 6.000% dated
                                                  12/31/97, to be repurchased at
                                                  $8,090,696 on 01/02/98,
                                                  collateralized by $7,990,000 U.S.
                                                  Treasury Note, 6.750% maturing
                                                  04/30/00 (value $8,250,666)                      -      8,088,000      8,088,000

          -    40,000,000     40,000,000          Agreement with Lehman Brothers,
                                                  6.500% dated 12/31/1997, to be
                                                  repurchased at $40,014,444 on
                                                  01/02/98, collateralized by
                                                  $38,929,000 U.S. Treasury Notes,
                                                  8.500-8.870%, having maturities
                                                  ranging from 08/15/17 through
                                                  02/15/20 (value $40,787,293)                     -    40,000,000      40,000,000
                                                                                       --------------  -------------  ------------

                                             TOTAL REPURCHASE AGREEMENTS
                                             (COST $61,074,000)                           12,986,000     48,088,000     61,074,000
                                                                                       --------------  -------------  ------------

                                             TOTAL INVESTMENTS
                                             (COST $633,574,809**) - 100.2%              673,387,294    185,496,920    858,884,214

                                             OTHER ASSETS AND LIABILITIES (NET)
                                             - (0.02)%                                      (766,571)    (1,168,373)    (1,934,944)
                                                                                       --------------  -------------  ------------

                                             NET ASSETS -100%                           $672,620,723  $184,328,547    $856,949,270
                                                                                       --------------  -------------  ------------
                                                                                       --------------  -------------  ------------

* - Non- Income producing security.
** - Aggregate cost for Federal tax purposes
The percentage shown for each investment category is the total value of that category as a percentage of the pro forma combined total Net Assets.


                     See notes to pro forma financial statements

                               The Munder Funds Inc.
                          Munder Multi-Season Growth Fund

                      Notes to Pro Forma Financial Statements
                                    (Unaudited)




(1)  BASIS OF COMBINATION:

     The unaudited Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect accounts of the Munder Multi-Season Growth Fund ("Multi-Season Growth Fund") and the Munder Accelerating Growth Fund ("Accelerating Growth Fund") at the end and for the six month period ended December 31, 1997. These statements have been derived from the funds' books and records utilized in calculation daily net asset value at December 31, 1997.

     The pro forma statements give the effect to the proposed transfer of assets and stated liabilities of Accelerating Growth Fund in exchange for shares of the Multi-Season Growth Fund. In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combinations periods for the Multi-Season Growth Fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization.

     The Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

(2)  PORTFOLIO VALUATION:

     Portfolio securities of both the Multi-Season Growth Fund and the Accelerating Growth Fund are stated at market value.

(3)  CAPITAL SHARES:

     The pro forma net asset value per share assumes the issuance of shares of the Multi-Season Growth Fund which would have been issued at December 31, 1997 in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of each class of shares of the Accelerating Growth Fund as of December 31, 1997 divided by the net asset value per share of the corresponding class of shares of the Multi-Season Growth Fund as of December 31, 1997. The pro forma total number of shares outstanding of 44,755,766 consists of 9,581,867 additional shares assumed issued in the reorganization plus 35,173,899 shares of the Multi-Season Growth Fund outstanding at December 31, 1997.

                                THE MUNDER FUNDS, INC.

                                        PART C
                                  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

          The response to this item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A as filed on October 29, 1997.

ITEM 16. Exhibits - All references are to the Registrant's Registration Statement on Form N-1A (File No. 33-54748) (the "Registration Statement"), unless otherwise noted.

     (1)(a) Registrant's Articles of Incorporation are incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 18 to the Registration Statement, filed on August 14, 1996.

     (1)(b) Registrant's Articles of Amendment are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 18, filed on August 14, 1996.

     (1)(c) Registrant's Articles Supplementary are incorporated by reference to Post-Effective Amendment Nos. 20, 21, 23, 25, 28, 31 and 32 to the Registration Statement, filed on October 28, 1996, December 13, 1996, February 18, 1997, May 14, 1997, October 28, 1997 and
               March 20, 1998, respectively.

     (2) Registrant's Bylaws are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A, filed on November 18, 1992.

     (3)       Not Applicable.

     (4)(**)   Form of Agreement and Plan of Reorganization.

     (5) Specimen Certificate for the Registrant's securities is incorporated by reference to Exhibit 4 of Pre-Effective Amendment No. 2 to the Registration Statement filed on February 26, 1993.

     (6) Registrant's Investment Advisory Agreements are incorporated by reference to Exhibit 5 to Post-Effective Amendment Nos. 8, 16, 17, 18, 21, 23, 28 and 32 to the Registration Statement, filed on February 28, 1995, June 5, 1996, August 9, 1996, August 14, 1996,
               December 13, 1996, February 18, 1997, July 28, 1997 and March 20, 1998, respectively.

     (7)(a) Registrant's Underwriting Agreements are incorporated by reference to Exhibit 6 to Post-Effective Amendment Nos. 16, 18 and 21 to the Registration Statement, filed on June 25, 1996, August 14, 1996 and December 13, 1996, respectively.


--------------------
(**)      Filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(7)(b)    Registrant's Distribution Agreements are incorporated by reference to
          Exhibit 6 to Post-Effective Amendment Nos. 23, 28 and 32 to Registrant's Registration Statement on Form N-1A, filed on February 18, 1997, July 28, 1997 and March 20, 1998, respectively.

(8)       Not Applicable.

(9)(a)    Registrant's Custody Agreements are incorporated by reference to
          Exhibit 8 to Post-Effective Amendment Nos. 16, 18, 21, 23, 28 and 32 to the Registration Statement, filed on June 25, 1996, August 14, 1996, December 13, 1996, February 18, 1997, July 28, 1997 and March 20, 1998, respectively.

(9)(b)    Registrant's Sub-Custodian Contract is incorporated by reference to
          Exhibit 8 to Post-Effective Amendment No. 32 to the Registration Statement, filed on March 20, 1998.

(10)(a) Registrant's plans and related agreements pursuant to Rule 12b-1 under the 1940 Act are incorporated herein by reference to Exhibit 15 to Post-Effective Amendment Nos. 8, 9 and 18 to the Registration Statement, filed on February 28, 1995, April 13, 1995 and August 14, 1996, respectively.

(10)(b) Registrant's Amended and Restated Multi-Class Plan is incorporated by herein by reference to Exhibit 18 to Post-Effective Amendment No. 23 to the Registration Statement, filed on February 18, 1997.

(11) Opinion and consent of Dechert, Price & Rhoads regarding legality of issuance of shares and other matters.

(12)      Opinion and consent of Dechert, Price & Rhoads regarding tax matters.

(13)      Not Applicable.

(14)      Consent of Independent Accountants.

(15)      Not Applicable.

(16) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed on March 20, 1998.

(17)      Form of Proxy Card

ITEM 17.  UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Quincy, The Commonwealth of Massachusetts, on the 24th day of March, 1998.

                                   THE MUNDER FUNDS, INC.
                                   (Registrant)

                                   By:  *
                                      ------------------------
                                              Lee P. Munder

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

*                             Director and        March 24, 1998
----------------------        President
Lee P. Munder

*                             Director            March 24, 1998
----------------------
Charles W. Elliott

*                             Director            March 24, 1998
----------------------
Joseph E. Champagne

*                             Director            March 24, 1998
----------------------
Thomas B. Bender

*                             Director            March 24, 1998
----------------------
Thomas D. Eckert

*                             Director            March 24, 1998
----------------------
John Rakolta, Jr.

*                             Director            March 24, 1998
----------------------
David J. Brophy

*                             Vice President,     March 24, 1998
----------------------        Treasurer and
Terry H. Gardner              Chief Financial
                              Officer

*/s/  Cynthia Surprise
----------------------
Cynthia Surprise
as Attorney-In-Fact

                                  INDEX OF EXHIBITS

(11) Opinion and Consent of Dechert, Price & Rhoads regarding the issuance of shares.

(12) Opinion and Consent of Dechert, Price & Rhoads regarding tax matters.

(14) Consent of Independent Accountants.

(17) Form of Proxy Card